Document And Entity Information	12 Months Ended
	Jun. 30, 2013	Aug. 12, 2013
Document Information [Line Items]
Entity Registrant Name	RMG Networks Holding Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,284,593
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-190921) of RMG Networks Holding Corporation is to file a revised Exhibit 5.1 and the required XBRL interactive data with the Securities and Exchange Commission. XBRL is a global standard for exchanging business information and the XBRL interactive data presents the financial statements that were previously filed in the Registration Statement, which are unchanged, in this business reporting language. Accordingly, this Amendment No. 1 consists solely of the facing page, this explanatory note, Part II, Exhibit 5.1, the XBRL interactive data and the signature page.
Entity Central Index Key	0001512074
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Symon Holdings Corporation [Member]
Document Information [Line Items]
Entity Registrant Name	Symon Holdings Corp
Current Fiscal Year End Date	--01-31
Entity Central Index Key	0001342461
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013 Successor [Member]	Jan. 31, 2013 Predecessor [Member] Common Class L [Member]	Jan. 31, 2013 Predecessor [Member] Common Class A [Member]	Jan. 31, 2013 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 5,979,263			$ 10,203,169
Accounts receivable, net	15,918,023			9,061,229
Inventory, net	3,552,407			2,988,766
Deferred tax assets	231,383			372,618
Other current assets	882,866			686,099
Total current assets	26,563,942			23,311,881
Restricted cash	80,000
Property and equipment, net	1,518,608			963,069
Intangible assets, net	38,624,863			2,584,443
Goodwill	31,037,564			10,972,547
Loan Origination fees	932,550
Other assets	288,004			112,054
Total assets	99,045,531			37,943,994
Current liabilities:
Accounts payable	5,099,667			4,150,730
Accrued liabilities	4,090,336			1,925,901
Revenue share liabilities	3,167,458
Note payable – current	2,400,000
Deferred revenue	6,726,859			10,438,487
Capital leases	72,022
Total current liabilities	21,556,342			16,515,118
Notes payable – non current	31,060,000
Warrant liability	10,453,334
Deferred revenue – non current	785,693			1,073,223
Deferred tax liabilities	7,046,832			704,496
Deferred rent	227,504			0
Capital leases and other	553,482			0
Total liabilities	71,683,187			18,292,837
Commitment and Contingencies
Stockholders’ equity:
Common stock	629	10,000	689
Additional paid-in capital	34,623,035			10,149,643
Accumulated comprehensive income (loss)	13,157			(38,940)
Notes receivable – restricted stock				(207,025)
Retained earnings (accumulated deficit)	(7,274,477)			9,736,790
Total stockholders’ equity	27,362,344			19,651,157
Total liabilities and stockholders’ equity	$ 99,045,531			$ 37,943,994

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013 Successor [Member] Common Class L [Member]	Jun. 30, 2013 Successor [Member] Common Class A [Member]	Jun. 30, 2013 Successor [Member]	Jan. 31, 2013 Predecessor [Member] Common Class L [Member]	Jan. 31, 2013 Predecessor [Member] Common Class A [Member]	Jan. 31, 2013 Predecessor [Member]
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0.0001	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	0	0	250,000,000	1,000,000	200,000	0
Common stock, shares issued	0	0	6,285,583	1,000,000	68,889	0
Common stock, shares outstanding	0	0	6,285,583	1,000,000	68,889	0

Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Successor [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member] Common Class L [Member]	Apr. 19, 2013 Predecessor [Member] Common Class L [Member]	Jul. 31, 2012 Predecessor [Member] Common Class L [Member]	Jul. 31, 2012 Predecessor [Member] Common Class L [Member]	Apr. 19, 2013 Predecessor [Member] Nonvoting Common Stock [Member]	Apr. 19, 2013 Predecessor [Member] Nonvoting Common Stock [Member]	Jul. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Jul. 31, 2012 Predecessor [Member] Nonvoting Common Stock [Member]	Apr. 19, 2013 Predecessor [Member]	Apr. 19, 2013 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Revenue:
Advertising	$ 5,556,557	$ 1,661,245	$ 1,661,245
Products	5,069,160											224,690	2,239,236	3,765,389	7,544,343
Maintenance and content services	2,572,555											884,208	3,594,520	4,198,958	8,375,245
Professional services	1,851,755	116,272	116,272									293,591	1,323,559	1,491,988	2,961,393
Total Revenue	15,050,027	1,777,517	1,777,517									1,402,489	7,157,315	9,456,335	18,880,981
Cost of Revenue:
Advertising	3,355,883	890,789	890,789
Products	3,261,492											130,527	1,498,135	2,157,977	4,295,494
Maintenance and content services	572,433											152,251	611,692	651,763	1,435,208
Professional services	1,197,304											180,745	861,640	1,045,461	2,012,481
Total Cost of Revenue	8,387,112	890,789	890,789									463,523	2,971,467	3,855,201	7,743,183
Gross Profit	6,662,915	886,728	886,728									938,966	4,185,848	5,601,134	11,137,798
Operating expenses:
Sales and marketing	3,351,286	454,381	454,381									379,499	1,729,871	1,881,216	3,676,490
General and administrative	2,585,983	157,626	157,626									525,449	1,739,348	1,870,843	3,741,025
Research and development	806,401	89,923	89,923									116,936	512,985	485,474	1,023,521
Acquisition expenses	1,485,566	2,701,957	4,629,505									2,927,891	3,143,251
Depreciation and amortization	1,292,276	8,139	8,139									42,274	140,293	329,483	651,362
Total operating expenses	9,521,512	3,412,026	5,339,574									3,992,049	7,265,748	4,567,016	9,092,398
Operating income (loss)	(2,858,597)	(2,525,298)	(4,452,846)									(3,053,083)	(3,079,900)	1,034,118	2,045,400
Other Income (Expense):
Warrant liability expense	(3,920,000)	(1,293,334)	(2,733,334)
Interest expense and other – net	(495,880)	(39,979)	(29,986)									(22,854)	(14,553)	(14,052)	(56,135)
Income (loss) before income taxes	(7,274,477)	(3,858,611)	(7,216,166)									(3,075,937)	(3,094,453)	1,020,066	1,989,265
Income tax expense												(697,781)	(540,897)	322,831	641,527
Net income (loss)	(7,274,477)	(3,858,611)	(7,216,166)									(2,378,156)	(2,553,556)	697,235	1,347,738
Other comprehensive income (loss) -
Foreign currency translation adjustments	13,157											26,385	(121,144)	(10)	49,450
Total comprehensive income (Loss)	$ (7,261,320)	$ (3,858,611)	$ (7,216,166)									$ (2,351,771)	$ (2,674,700)	$ 697,225	$ 1,397,188
Basic and dilutive net income (loss) per share of Common Stock (in Dollars per share)	$ (1.16)	$ (0.82)	$ (2.31)	$ (2.38)	$ (2.55)	$ 0.7	$ 1.35
Weighted average shares used in computing basic and dilutive net income (loss) per share of Common Stock (in Shares)	6,285,583	4,711,923	3,124,252	1,000,000	1,000,000	1,000,000	1,000,000	68,889	68,889	82,778	82,778

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	4 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 Successor [Member]	Apr. 30, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from operating activities
Net income (loss)	$ (7,274,477)	$ (7,216,166)	$ (2,553,556)	$ 1,347,738
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Change in warrant liability	3,920,000	2,733,334
Non-cash stock issuance		2,200,000
Cancellation of non-cash stock issuance		(1,200,000)
Interest capitalized as debt	60,000
Depreciation and amortization	1,292,276	8,139	140,293	651,362
Deferred tax provision (benefit)			(12,294)	(88,087)
Other non-cash expense (income), net			(2,054)	(4,590)
Changes in operating assets and liabilities:
Accounts receivable	(4,412,699)	(335,961)	2,846,332	936,316
Inventory	(74,919)		(488,722)	747,248
Other current assets	211,440	(38,929)	(154,529)	76,503
Other assets, net	(1,073)		12,572	38,241
Accounts payable	1,708,576	45,078	(2,978,808)	(1,034,332)
Accrued liabilities	362,830	(358,726)	(765,937)	136,008
Deferred revenue	330,532		(372,579)	(55,387)
Net cash (used in) provided by operating activities	(3,877,514)	(4,163,231)	(4,329,282)	2,751,020
Cash flows from investing activities
Purchases of property and equipment	(172,244)		(86,470)	(205,272)
Net cash used in investing activities	(381,323)	(64,486,749)	(86,470)	(205,272)
Cash flows from financing activities
Proceeds from Trust Account		80,010,661
Payment for public shares tendered		(45,512,280)
Proceeds from debt		34,000,000
Proceeds from stock issuance		5,000,000
Proceeds from sponsor notes payable		635,000
Payment of sponsor note payable		(295,000)
Payment of stockholder note payable		(200,000)
Loan origination fees		(980,000)
Repayments of debt	(600,000)
Net cash (used in) provided by financing activities	(600,000)	72,658,381
Effect of exchange rate changes on cash	13,157		(121,144)	49,450
Net increase (decrease) in cash and cash equivalents	(4,845,680)	4,008,401	(4,536,896)	2,595,198
Cash and cash equivalents, beginning of period	10,824,943	1,150,269	10,203,169	3,836,691
Cash and cash equivalents, end of period	5,979,263	5,158,670	5,666,273	6,431,889
Supplemental disclosures of cash flow information:
Cash paid during the year for interest			2,053	7,236
Cash paid during the year for income taxes			150,000	234,000
Deferred Underwriters’ fees		$ 500,000

Consolidated Balance Sheets - Symon (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,203,169	$ 3,836,691	$ 3,354,727
Accounts receivable, net	9,061,229	8,599,281	9,687,106
Inventory, net	2,988,766	3,594,981	2,642,007
Deferred tax assets	372,618	461,954	697,682
Other current assets	686,099	794,531	728,918
Total current assets	23,311,881	17,287,438	17,110,440
Property and equipment, net	963,069	915,829	895,626
Intangible assets, net	2,584,443	3,164,002	4,044,186
Goodwill	10,972,547	10,969,148	10,876,018
Other assets	112,054	208,498	286,973
Total assets	37,943,994	32,544,915	33,213,243
Current liabilities:
Accounts payable	4,150,730	2,468,300	1,605,826
Accrued liabilities	1,925,901	2,230,317	1,514,428
Note payable – current			1,400,000
Deferred revenue	10,438,487	9,414,716	10,045,087
Total current liabilities	16,515,118	14,113,333	14,565,341
Deferred revenue – non current	1,073,223	1,405,811	1,717,169
Note payable – non current			3,600,000
Deferred tax liabilities	704,496	858,671	1,049,914
Total liabilities	18,292,837	16,377,815	20,932,424
Stockholders’ equity:
Additional paid-in capital	10,149,643	10,149,643	10,214,013
Accumulated comprehensive income (loss)	(38,940)	(41,127)	1,699
Notes receivable – restricted stock	(207,025)	(197,845)	(265,308)
Retained earnings	9,736,790	6,245,740	2,319,448
Total stockholders’ equity	19,651,157	16,167,100	12,280,819
Total liabilities and stockholders’ equity	37,943,994	32,544,915	33,213,243
Common Class L [Member]
Stockholders’ equity:
Common stock	10,000	10,000	10,000
Nonvoting Common Stock [Member]
Stockholders’ equity:
Common stock	$ 689	$ 689	$ 967

Consolidated Balance Sheets - Symon (Parentheticals) (USD $)	Jan. 31, 2013 Nonvoting Common Stock [Member]	Jan. 31, 2012 Nonvoting Common Stock [Member]	Jan. 31, 2011 Nonvoting Common Stock [Member]	Jan. 31, 2013 Common Class A [Member]	Jan. 31, 2012 Common Class A [Member]	Jan. 31, 2011 Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000	200,000	200,000	200,000	200,000
Common stock, shares issued	68,889	68,889	96,700	0	0	0
Common stock, shares outstanding	68,889	68,889	96,700	0	0	0

Consolidated Statements of Income and Comprehensive Income - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenue:
Products	$ 19,185,359	$ 17,050,285	$ 16,763,058
Professional services	6,277,549	6,988,313	6,580,350
Maintenance and content services	17,065,483	16,787,892	16,367,113
Total Revenue	42,528,391	40,826,490	39,710,521
Cost of Revenue:
Products	11,581,070	10,034,866	8,916,616
Professional services	4,352,611	4,729,414	4,618,217
Maintenance and content services	2,507,840	2,430,888	2,443,698
Total Cost of Revenue	18,441,521	17,195,168	15,978,531
Gross Profit	24,086,870	23,631,322	23,731,990
Operating expenses:
Research and development	2,103,078	1,994,581	2,489,844
Sales and marketing	7,760,739	7,474,354	8,212,914
General and administrative	7,693,398	6,740,205	7,728,410
Depreciation and amortization	1,111,948	1,369,747	2,279,096
Total operating expenses	18,669,163	17,578,887	20,710,264
Operating income	5,417,707	6,052,435	3,021,726
Interest and other expense	(66,467)	(212,262)	(385,234)
Income before income taxes	5,351,240	5,840,173	2,636,492
Income tax expense	1,860,190	1,913,881	871,061
Net income	3,491,050	3,926,292	1,765,431
Foreign currency translation adjustments	2,187	(42,826)	14,320
Total comprehensive income	$ 3,493,237	$ 3,883,466	$ 1,779,751
Common Class L [Member]
Operating expenses:
Basic and dilutive net income per share (in Dollars per share)	$ 3.49	$ 3.93	$ 1.77
Weighted average shares used in computing basic and dilutive net income per share (in Shares)	1,000,000	1,000,000	1,000,000
Common Class A [Member]
Operating expenses:
Weighted average shares used in computing basic and dilutive net income per share (in Shares)	82,778	82,778	96,666

Consolidated Statements of Stockholders’ Equity - Symon (USD $)	Common Class L [Member]	Nonvoting Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable - Stock Purchases [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2010
Accrued interest – stock notes receivable				$ (11,764)			$ (11,764)
Net income						1,765,431	1,765,431
Foreign currency translation adjustments					14,320		14,320
Balance at Jan. 31, 2011	10,000	967	10,214,013	(265,308)	1,699	2,319,448	12,280,819
Balance (in Shares) at Jan. 31, 2011	1,000,000	96,700
Accrued interest – stock notes receivable				(8,773)			(8,773)
Restricted stock repurchases		(278)	(64,370)	76,236			11,588
Restricted stock repurchases (in Shares)		(27,811)
Net income						3,926,292	3,926,292
Foreign currency translation adjustments					(42,826)		(42,826)
Balance at Jan. 31, 2012	10,000	689	10,149,643	(197,845)	(41,127)	6,245,740	16,167,100
Balance (in Shares) at Jan. 31, 2012	1,000,000	68,889
Accrued interest – stock notes receivable				(9,180)			(9,180)
Net income						3,491,050	3,491,050
Foreign currency translation adjustments					2,187		2,187
Balance at Jan. 31, 2013	$ 10,000	$ 689	$ 10,149,643	$ (207,025)	$ (38,940)	$ 9,736,790	$ 19,651,157
Balance (in Shares) at Jan. 31, 2013	1,000,000	68,889

Consolidated Statements of Cash Flows - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities
Net income	$ 3,491,050	$ 3,926,292	$ 1,765,431
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,111,948	1,369,747	2,279,096
Deferred tax provision (benefit)	64,908	46,683	(366,978)
Foreign currency translation (gain) loss on intercompany advances	(798)	(11,492)	42,157
Other non-cash expense (income), net	(9,180)	2,815	(11,764)
Changes in operating assets and liabilities:
Accounts receivable	(442,329)	1,056,750	(1,103,578)
Inventory	607,540	(954,635)	(218,654)
Other current assets	109,977	(70,594)	3,187
Other assets, net	96,444	78,475	75,100
Accounts payable	1,684,425	875,783	(296,162)
Accrued liabilities	(437,955)	722,085	438,391
Deferred revenue	686,801	(922,012)	2,006,810
Net cash provided by operating activities	6,962,831	6,119,897	4,613,036
Cash flows from investing activities
Payments made to former shareholders for previous business combinations		(99,723)	(247,640)
Purchases of property and equipment	(575,106)	(516,858)	(312,910)
Net cash used in investing activities	(575,106)	(616,581)	(560,550)
Cash flows from financing activities
Repayments of bank borrowings		(5,000,000)	(6,550,000)
Net cash used in financing activities		(5,000,000)	(6,550,000)
Effect of exchange rate changes on cash	(21,247)	(21,352)	5,942
Net increase (decrease) in cash and cash equivalents	6,366,478	481,964	(2,491,572)
Cash and cash equivalents	10,203,169	3,836,691	3,354,727
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	19,791	160,587	445,799
Cash paid during the year for income taxes	2,061,735	1,050,224	1,005,543
Period Start [Member]
Cash flows from financing activities
Cash and cash equivalents	3,836,691	3,354,727	5,846,299
Period End [Member]
Cash flows from financing activities
Cash and cash equivalents	$ 10,203,169	$ 3,836,691	$ 3,354,727

Note 1 - Organization and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1. Organization and Summary of Significant Accounting Policies

Description of the Company

RMG Networks Holding Corporation (“RMG” or the “Company”) is a holding company which owns 100% of the capital stock of Reach Media Group Holdings, Inc. and its subsidiaries and Symon Holdings Corporation and its subsidiaries.

RMG (formerly SCG Financial Acquisition Corp.) was incorporated in Delaware on January 5, 2011. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Initial Business Combination”). The Company had neither engaged in any operations nor generated any income, other than interest on the Trust Account assets (the “Trust Account”). Until its initial acquisition, the Company was considered to be in the development stage as defined in FASB Accounting Standards Codification 915, or FASB ASC 915, “Development Stage Entities,” and was subject to the risks associated with activities of development stage companies. The Company selected December 31 as its fiscal year end. All activity through April 8, 2013 was related to the Company’s formation, initial public offering (“Offering”) and identification and investigation of prospective target businesses with which to consummate an Initial Business Combination.

The registration statement for the Offering was declared effective April 8, 2011. The Company consummated the Offering on April 18, 2011 and received gross proceeds of approximately $82,566,000, before deducting underwriting compensation of $4,000,000 (which included $2,000,000 of deferred contingent underwriting compensation payable upon consummation of an Initial Business Combination) and including $3,000,000 received for the purchase of 4,000,000 warrants by SCG Financial Holdings LLC (the “Sponsor”), as described in the next paragraph. Total offering costs (excluding $2,000,000 in underwriting fees) were $433,808.

On April 12, 2011, the Sponsor purchased 4,000,000 warrants (“Sponsor Warrants”) from the Company for an aggregate purchase price of $3,000,000. The Sponsor Warrants were identical to the warrants sold in the Offering, except that if held by the original holder or its permitted assigns, they (i) could be exercised for cash or on a cashless basis and (ii) were not subject to being called for redemption.

The Company sold 8,000,000 units in the Offering with total gross proceeds to the Company of $80,000,000. Each unit consisted of one share of common stock and one Warrant (the "Public Warrants"). The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering were intended to be generally applied toward consummating an Initial Business Combination.

On April 27, 2011, $80,000,000 from the Offering and Sponsor Warrants that that had been placed in a Trust Account (“Trust Account”) was invested, as provided in the Company’s registration statement. The Company was permitted to invest the proceeds of the Trust Account in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The Trust Account assets were required to be maintained until the earlier of (i) the consummation of an Initial Business Combination or (ii) the distribution of the Trust Account as required if no acquisition was consummated.

The Company’s common stock currently trades on The Nasdaq Capital Market (“Nasdaq”), under the symbol “RMGN”. The warrants are quoted on the Over-the-Counter Bulletin Board quotation system under the symbol “RMGNW”.

On April 8, 2013, the Company consummated the acquisition of Reach Media Group Holdings, Inc. (“Reach Media”). As a result of the acquisition, RMG is no longer considered a Development Stage Entity. In addition, on April 19, 2013, RMG acquired Symon Holdings Corporation (“Symon”). Symon is considered to be the Company's predecessor corporation for accounting purposes.

In connection with the acquisition of Reach Media, the Company provided its stockholders with the opportunity to redeem their shares of common stock for cash equal to $10.00 per share, upon the consummation of the acquisition, pursuant to a tender offer. The tender offer expired at 5:00 p.m. Eastern Time on April 5, 2013, and the Company promptly purchased the 4,551,228 shares of common stock validly tendered and not withdrawn pursuant to the tender offer, for an aggregate purchase price of approximately $45.5 million.

Description of the Business

The Company is a global provider of media applications and enterprise-class digital signage solutions. Through an extensive suite of products, including media services, proprietary software, software-embedded hardware, maintenance and creative content service, installation services, and third-party displays, the Company delivers complete end-to-end intelligent visual communication solutions to its clients. The Company is one of the largest integrated digital signage solution providers globally and conducts operations through its RMG Media Networks and its RMG Enterprise Solutions business units.

The RMG Media Networks business unit engages elusive audience segments with relevant content and advertising delivered through digital place-based networks. These networks include the RMG Airline Media Network. The RMG Airline Media Network is a U.S.-based network focused on selling advertising across airline digital media assets in executive clubs, on in-flight entertainment, or IFE, systems, on in-flight Wi-Fi portals and in private airport terminals. The network, which spans almost all major commercial passenger airlines in the United States, delivers advertising to an audience of affluent travelers and business decision makers in a captive and distraction-free video environment.

The RMG Enterprise Solutions business unit provides end-to-end digital signage applications to power intelligent visual communication implementations for critical contact center, supply chain, employee communications, hospitality, retail and other applications with a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceutical, utility and transportation industries, and in federal, state and local governments. These solutions are relied upon by approximately 70% of the North American Fortune 100 companies and thousands of overall customers in locations worldwide. The installations of Enterprise Solutions deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. The solutions provided are designed to integrate seamlessly with a customer’s IT infrastructure and data and security environments.

Acquisition of Reach Media

On April 8, 2013, RMG acquired Reach Media for a total purchase price of $27,512,010. The amount paid for Reach Media was comprised of (i) 400,001 shares of RMG common stock valued at $9.98 per share on March 31, 2013, (ii) $10,000 in cash, and (iii) $10,000 deposited into an escrow account. Additionally, RMG paid, on behalf of Reach Media, all indebtedness of Reach Media under Reach Media’s credit agreement at a discounted amount equal to $23,500,000, paid with $21,000,000 of cash and $2,500,000 of shares of RMG common stock.

RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$6,440,019
Intangible Assets	18,475,000
Goodwill	9,826,403
Liabilities	(7,229,412)
Total Purchase Price	$27,512,010

The primary tangible assets acquired were cash of $739,052, accounts receivable of $4,755,509, and property, plant, and equipment of $514,280.

The primary liabilities acquired were accounts payable of $2,270,858, accrued liabilities of $1,401,738, and revenue share liabilities of $2,721,121.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is completed.

Acquisition of Symon

On April 19, 2013, RMG acquired Symon for $43,685,828 in cash. RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$17,581,840
Intangible Assets	21,326,000
Goodwill	21,241,994
Liabilities	(16,464,006)
Total Purchase Price	$43,685,828

The primary tangible assets acquired were cash of $5,666,273, accounts receivable of $6,422,976, inventory of $3,477,488, and property, plant, and equipment of $918,768.

The primary liabilities acquired were accounts payable of $1,171,922, accrued liabilities of $1,085,240, and deferred revenue of $7,182,120 and deferred tax liabilities of $7,024,824.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is complete.

Principles of Consolidation

The consolidated financial statements of RMG Networks Holding Corporation include the accounts of Reach Media and its wholly-owned subsidiaries and the accounts of Symon and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation for Interim Financial Statements

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and the notes required by GAAP for complete financial statements. The January 31, 2013 balance sheet amounts of the Predecessor Company (as defined below) were derived from the audited consolidated financial statements, but do not include all disclosures required by GAAP for annual periods. In the opinion of management, the unaudited condensed interim consolidated financial statements reflect all adjustments and disclosures necessary for a fair presentation of the results of the reported interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited consolidated financial statements and notes there to. The interim results of operations are not necessarily indicative of the results to be expected for the full year.

The unaudited consolidated Statements of Comprehensive Income (Loss) and the unaudited consolidated Statements of Cash Flows have been prepared based on required company groupings and reporting periods.

Amounts shown for the “Successor Company” for the period April 20, 2013 through June 30, 2013 represent the consolidated transactions for RMG Networks Holding Corporation, Reach Media and Symon for that period.

Amounts shown for “RMG” for the period January 1, 2013 through April 19, 2013 consist of the transactions for RMG Networks Holding Corporation for the period January 1, 2013 through April 19, 2013 and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013. Amounts shown for RMG for the period April 1, 2013 through April 19, 2013 represent of the transactions for RMG Networks Holding Corporation and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013.

Amounts shown for the “Predecessor Company” represent the transactions of Symon for the periods shown. Symon is the predecessor due to the significance of its business compared to the other companies.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less from the date of purchase.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance for doubtful accounts is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on a current review of the collectability of accounts and historical collection experience. The allowance for doubtful accounts was $186,000 at June 30, 2013 and $223,458 at January 31, 2013. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets resulting from the acquisitions of Reach Media and Symon. Goodwill is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013 indicated that no impairment of its goodwill balances exists. The Company’s annual impairment test will be December 31 going forward.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives. Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value. Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount. There was no impairment of intangible assets at June 30, 2013.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from professional service agreements. Deferred revenue is recognized as the revenue recognition criteria are met. The Company generally invoices the customer in annual advance for professional services.

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of long-lived assets at June 30, 2013.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition

The Company recognizes revenue primarily from these sources:

Advertising

Products

Maintenance and content services

Professional services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is reasonably assured. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Advertising

The Company sells advertising through agencies and directly to a variety of customers under contracts ranging from one month to one year. Contracts usually specify the network placement, the expected number of impressions (determined by passenger or visitor counts) and the cost per thousand impressions (“CPM”) over the contract period to arrive at a contract amount. The Company bills for these advertising services as requested by the customer, generally on a monthly basis following delivery of the contracted number of impressions for the particular ad insertion. Revenue is recognized at the end of the month in which fulfillment of the advertising order occurred. Although the Company typically presents invoices to an advertising agency, collection is reasonably assured based upon the customer placing the order.

Under Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 605-45 Principal Agent Considerations (Reporting Revenue Gross as a Principal versus Net as an Agent), the Company has recorded its advertising revenues on a gross basis.

Payments to airline and other partners for revenue sharing are paid on a monthly basis either under a minimum annual guarantee (based upon estimated advertising revenues), or as a percentage of the advertising revenues following collection from customers. The portion of revenue that the Company shares with its partners ranges from 25% to 80% depending on the partner and the media asset. The Company makes minimum annual guarantee payments under four agreements (three to airline partners and one to another travel partner). Payments to all other partners are calculated on a revenue sharing basis. The Company’s partnership agreements have terms ranging from one to five years. Four partnership agreements renew automatically unless terminated prior to renewal and the other partners have no obligation to renew.

Multiple-Element Arrangements

Products consist of proprietary software and hardware equipment. The Company considers the sale of software more than incidental to the hardware as it is essential to the functionality of the hardware products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011, the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (“VSOE”) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on the Company's historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (“MEAs”) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in the Company's control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (“RSP”) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (“TPE”) if it exists, and on estimated selling price (“ESP”) if neither VSOE or TPE of selling price of the Company's various applicable tangible products containing essential software products and services. The Company establishes the pricing for its units of accounting as follows:

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on its pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, it uses third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel in 2013. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels in 2013.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising

Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

The Company does not generally require collateral or other security for accounts receivable. However, credit risk is mitigated by the Company’s ongoing evaluations of customer creditworthiness. The Company maintains an allowance for doubtful accounts receivable balances.

The Company maintains its cash and cash equivalents in the United States with three financial institutions. These balances routinely exceed the Federal Deposit Insurance Corporation insurable limit. Cash and cash equivalents of $1,866,060 held in foreign countries as of June 30, 2013 were not insured.

Net Income (Loss) per Share

Basic net income (loss) per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income (loss) available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is computed similar to basic; however diluted income (loss) per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other equity instruments outstanding at June 30 and January 31, 2013 that had a dilutive effect on net income (loss) per share.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Description of Business

Symon Holdings Corporation is a holding company which owns 100% of the capital stock of Symon Communications, Inc. and its subsidiaries (Symon).

Symon develops and sells full-service digital signage solutions and enterprise-class media applications. Its products are used by its customers to power more than one million digital signs and end-points that deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. Through its suite of products that include proprietary software, software-embedded hardware, maintenance and support services, content services, installation services and third-party displays, Symon offers its customers real-time status management solutions and multi-media employee and customer communications solutions.

The Company’s products are used primarily by Fortune 1,000 companies and international companies. Its customers are located in the United States of America (U.S.), the United Kingdom (U.K.), Continental Europe, and the Middle East and Asia. Symon serves the key cross-industry markets of contact centers, employee communications, and supply chain operations. In addition, Symon also serves the hospitality and gaming markets.  Overall Symon has a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceuticals, utilities, transportation industries, and in federal, state and local governments.

Note 2 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

2. Property and Equipment

Property and equipment consist of the following at June 30, 2013 and January 31, 2013:

	June 30, 2013	January 31, 2013
Machinery and equipment	$873,874	$2,424,874
Furniture and fixtures	127,773	646,643
Software	640,516	1,828,705
Leasehold improvements	18,016	269,087
	1,660,179	5,169,309
Less accumulated depreciation and amortization	141,571	4,206,240
Property and equipment, net	$1,518,608	$963,069

Depreciation and expense for the period April 20, 2013 through June 30, 2013 was $127,431. Depreciation expense for the Predecessor Company for the six months ended July 31, 2012 was $321,768.

2. Property and Equipment

Property and equipment consist of the following at January 31, 2013, 2012 and 2011:

	2013	2012	2011
Machinery and equipment	$2,424,874	$2,378,246	$2,130,430
Furniture and fixtures	646,643	597,262	594,270
Software	1,828,705	1,563,979	1,340,607
Leasehold improvements	269,087	246,741	212,185
	5,169,309	4,786,228	4,277,492
Less accumulated depreciation and amortization	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	$963,069	$915,829	$895,626

Depreciation and amortization expense for the years ended January 31, 2013, 2012 and 2011 was $528,485, $494,810 and $607,225, respectively.

Note 3 - Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

3. Goodwill and Intangible Assets

The carrying amount of goodwill at June 30, 2013, represents the valuation resulting from the acquisitions of Reach Media and Symon and the application of Financial Accounting Standards Board Standard Codification 805, “Business Combinations”. As a result, the basis of the net assets and liabilities of Reach Media and Symon were adjusted to reflect their fair values and the appropriate amount of goodwill was recorded for the consideration given in excess of the fair values assigned to the net identifiable assets.

The following table shows the carrying amount of Goodwill for the period ended June 30, 2013:

Balance – beginning	$0
Goodwill resulting from acquisitions occurring in April 2013	31,037,564
Balance - June 30, 2013	$31,037,564

The carrying values of the Company’s definite-lived intangible assets at June 30, 2013, are as follows:

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$9,607,000	(380,494)	9,226,506
Customer relationships	7	17,276,000	(461,830)	16,814,170
Partner relationships	7	8,000,000	(225,320)	7,774,680
Tradenames and trademarks	5	3,318,000	(29,589)	3,288,411
Covenant not-to-compete	4	1,600,000	(78,904)	1,521,096
Total		$39,801,000	(1,164,845)	38,624,863

The carrying values of the Predecessor Company’s definite-lived intangible assets at January 31, 2013 are as follows:

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$6,430,000	$(6,430,000)
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradenames and trademarks	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)
Total		$12,085,224	$(11,400,781)	$684,443

Amortization expense for the period April 20, 2013 through June 30, 2013 was $1,164,845. Amortization expense for the Predecessor Company for the six months ended July 31, 2012 was $329,594.

Projected amortization expense for these assets for the five years ending December 31 is as follows:

2013	$4,138,082
2014	5,900,000
2015	5,900,000
2016	5,900,000
2017	5,900,000
Thereafter	12,062,918
$39,801,000

3. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended January 31, 2013, 2012 and 2011, respectively, were as follows:

Balance at January 31, 2010	$10,797,649
Contingent payments	247,640
Effects of foreign exchange	(169,271)
Balance at January 31, 2011	10,876,018
Contingent payments	99,723
Effects of foreign exchange	(6,593)
Balance at January 31, 2012	10,969,148
Effects of foreign exchange	3,399
Balance at January 31, 2013	$10,972,547

The Company’s definite-lived intangible assets are as follows:

	January 31, 2013
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradename	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2012
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,408,510)	$21,490
Customer relationships	8	4,916,569	(3,912,070)	1,004,499
Tradename	7	462,776	(246,998)	215,778
Covenant not-to-compete	5	270,623	(248,388)	22,235
Total		$12,079,968	$(10,815,966)	$1,264,002

	January 31, 2011
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,302,510)	$127,490
Customer relationships	8	4,926,983	(3,255,537)	1,671,446
Tradename	7	463,432	(194,836)	268,596
Covenant not-to-compete	5	271,361	(194,707)	76,654
Total		$12,091,776	$(9,947,590)	$2,144,186

Amortization expense for the years ended January 31, 2013, 2012 and 2011 was $583,463, $874,937 and $1,671,871, respectively.

Projected amortization expense for these assets for the subsequent five years ending January 31 is as follows:

2014	$157,263
2015	143,595
2016	140,120
2017	140,120
2018	103,343

Trademarks and trade names amounting to $1,900,000 as of January 31, 2013, 2012 and 2011 have been determined to have indefinite lives.

Note 4 - Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

4. Notes Payable

On April 19, 2013, the Company entered into a Credit Agreement (the “Senior Credit Agreement”) by and among it and certain of its direct and indirect domestic subsidiaries party thereto from time to time (including Reach Media and Symon) as borrowers (the “Borrowers”), certain of its direct and indirect domestic subsidiaries party thereto from time to time as guarantors (the “Guarantors” and, together with the Borrowers, collectively, the “Loan Parties”, and the financial institutions from time to time party thereto as lenders (the “Senior Lenders”).

The Senior Credit Agreement provides for a five-year $24 million senior secured term loan facility (the “Senior Credit Facility”), which was funded in full on April 19, 2013. The Senior Credit Facility is guaranteed jointly and severally by the Guarantors, and is secured by a first-priority security interest in substantially all of the existing and future assets of the Loan Parties (the “Collateral”).

The Senior Credit Facility bears interest at a rate per annum equal to the Base Rate plus 7.25% or the LIBOR Rate plus 8.5%, at the election of the Borrowers. If an event of default has occurred and is continuing under the Senior Credit Agreement, the interest rate applicable to borrowings under the Senior Credit Agreement will automatically be increased by 2% per annum. The “Base Rate” and the “LIBOR Rate” are defined in a manner customary for credit facilities of this type. The LIBOR Rate is subject to a floor of 1.5%.

The Company is required to make quarterly principal amortization payments in the amount of $600,000 (subject to adjustment as provided in the Senior Credit Agreement), with the first such amortization payment due on July 1, 2013. Subject to certain conditions contained in the Senior Credit Agreement, the Company may prepay the principal of the Senior Credit Facility in whole or in part. In addition, the Company is required to prepay the principal of the Senior Credit Facility (subject to certain basket amounts and exceptions) in amounts equal to (i) 50% of the “Excess Cash Flow” of the Company and its subsidiaries for each fiscal year (as defined in the Senior Credit Agreement); (ii) 100% of the net cash proceeds from asset sales, debt issuances or equity issuances by the Company or any of the other Loan Parties; and (iii) 100% of any cash received by the Company or any of the other Loan Parties not in the ordinary course of business (excluding cash from asset sales and debt and equity issuances), net of reasonable collection costs.

The Company is not required to make any mandatory prepayment to the extent that, after giving effect to such mandatory prepayment, the unrestricted cash on hand of the Loan Parties would be less than $5 million. The amount of any mandatory prepayment not prepaid as a result of the foregoing sentence will be deferred and shall be due and owing on the last day of each month thereafter, but in each case solely to the extent that unrestricted cash on hand of the Loan Parties would exceed or equal $5 million after giving effect thereto.

In the event of any mandatory or optional prepayment under the Senior Credit Agreement or the termination of the Senior Credit Agreement prior to April 19, 2018, the Company will be required to pay the Senior Lenders a prepayment fee equal to the following percentage of the amount repaid or prepaid: 3% if such prepayment or termination occurs prior to April 19, 2014; 2% if such prepayment or termination occurs prior to April 19, 2015; and 1% if such prepayment or termination occurs prior to April 19, 2016. Amounts repaid or prepaid under the Senior Credit Agreement will not be available for borrowing.

The Senior Credit Agreement includes customary representations and warranties, restrictive covenants, including covenants limiting the ability of the Company to incur indebtedness and liens; merge with, make an investment in or acquire any property or assets of another entity; pay cash dividends; repurchase shares of its outstanding stock; make loans and other investments; dispose of assets (including the equity securities of its subsidiaries); prepay the principal on any subordinate indebtedness; enter into certain transactions with its affiliates; or change its principal business (in each case, subject to certain basket amounts and exceptions). The Senior Credit Agreement also includes customary financial covenants, including minimum Consolidated EBITDA (as defined in the Senior Credit Agreement) requirements, and maximum leverage ratios, tested quarterly, as well as customary events of default.

In connection with the Company's public offering of common stock (see Note 14), the Company received a waiver from the Senior Lenders, pursuant to which the first $10,000,000 of proceeds from that offering were required to be used to retire to pay down the Senior Credit facility. The remaining proceeds will be available for general corporate purposes, which may include the funding of growth initiatives in sales and marketing, capital expenditures, working capital, and/or strategic acquisitions.

Junior Credit Agreement

On April 19, 2013, the Company entered into a Junior Credit Agreement by and among the Borrowers, the Guarantors, and the financial institutions from time to time party thereto as lenders (the “Junior Lenders”).

The Junior Credit Agreement provides for a five and a half year unsecured $2.5 million junior Term Loan A (issued with an original issue discount of $315,000) and a five and a half year unsecured $7.5 million junior Term Loan B (the “Junior Loans”). Each of the Junior Loans were funded in full on April 19, 2013. The Junior Loans are guaranteed jointly and severally by the Guarantors.

The Term Loan A bears interest at a fixed rate of 12% per annum and the Term Loan B bears interest at a fixed rate equal to the greater of 16% per annum and the current rate of interest under the Senior Credit Agreement relating to the Senior Credit Facility plus 4%. Interest owing under the Term B Loan shall be paid quarterly in arrears of which 12% will be paid in cash and the remaining amount owed will be paid in kind If an event of default has occurred and is continuing under the Junior Credit Agreement, borrowings under the Junior Credit Agreement will automatically be subject to an additional 2% per annum interest charge.

Borrowings under the Junior Credit Agreement are generally due and payable on the maturity date, October 19, 2018. Following the repayment in full of the Senior Credit Facility, the Company may voluntarily prepay the principal of the Junior Loans in whole or in part. In addition, the Company will be required to prepay the Junior Loans in full upon the occurrence of a “change of control” under the Junior Credit Agreement (generally defined as (i) the acquisition by any person or “group” (within the meaning of Rules 13d-3 and 13d-5 under the Securities Exchange Act of 1934 as in effect on April 19, 2013), other than certain named parties and their respective controlled affiliates, of more than 45% of the outstanding shares of the Company’s common stock; (ii) subject to certain exceptions, the failure by the Company to directly or indirectly own 100% of the issued and outstanding capital stock of each other Loan Party and its subsidiaries, free and clear of all liens other than the liens created under the Senior Credit Agreement); (iii) the cessation of the Company’s current Executive Chairman (unless a successor reasonably acceptable to the Junior Lenders is appointed on terms reasonably acceptable to such parties within 90 days of such cessation); (iv) the listing of any person who owns a controlling interest in or otherwise controls a Loan Party on the Specially Designated Nationals and Blocked Person List maintained by the Office of Foreign Assets Control (“OFAC”), Department of the Treasury, and/or any other similar lists maintained by OFAC pursuant to any authorizing statute, Executive Order or regulation or (B) a person designated under Executive Order No. 13224 (September 23, 2001), any related enabling legislation or any other similar Executive Orders or law; or (v) the occurrence of a “Change of Control” as defined in the Senior Credit Agreement).

In the event of any mandatory or optional prepayment under the Junior Credit Agreement or the termination of the Junior Credit Agreement prior to October 19, 2018, the Company will be required to pay the Junior Lenders a prepayment fee equal to the following percentage of the amount repaid or prepaid: 5% if such prepayment or termination occurs prior to the thirteenth month following April 19, 2013; 4% if such prepayment or termination occurs from the thirteenth month following April 19, 2013 but prior to the twenty-fifth month thereafter; 3% if such prepayment or termination occurs from the twenty-fifth month following April 19, 2013 but prior to the thirty-first month thereafter; 2% if such prepayment or termination occurs from the thirty-first month following April 19, 2013 but prior to the thirty seventh-month thereafter; and 1% if such prepayment or termination occurs from the thirty-seventh month following April 19, 2013 but prior to the forty-third month thereafter. Amounts repaid or prepaid under the Junior Credit Agreement will not be available for borrowing.

The Junior Credit Agreement contains substantially the same representations and warranties, affirmative and negative covenants and financial covenants as the Senior Credit Agreement, except that the permitted baskets in the Junior Credit Agreement are generally higher than under the Senior Credit Agreement, and the financial covenant requirements and ratios are 15% looser than under the Senior Credit Agreement. In addition, the Junior Credit Agreement includes additional covenants intended to ensure that any Junior Lender that is a small business investment company complies with the applicable rules and regulations of the Small Business Administration, including a covenant granting the Junior Lenders Board of Director observation rights.

The Junior Credit Agreement also contains substantially the same events of default as under the Senior Credit Agreement, except that the thresholds included in the Junior Credit Agreement are generally higher than under the Senior Credit Agreement. The Junior Credit Agreement includes cross-default provisions tied to either (1) the acceleration of the indebtedness under the Senior Credit Agreement or (2) the occurrence of an event of default under any of our other indebtedness or of any of the other Loan Parties having a principal balance in excess of $575,000.

The loans under the Junior Credit Agreement are subordinated to the Senior Credit Facility pursuant to the terms of a Subordination Agreement dated as of April 19, 2013 between the Junior Lenders and the Loan Parties.

In consideration for the Term Loan A under the Junior Credit Agreement, the Company issued to the Junior Lenders an aggregate of 31,500 shares of its common stock on April 19, 2013. In addition, on April 19, 2013, the Company also issued an aggregate of 31,500 shares of its common stock to certain affiliates of the Senior Lenders for their services in connection with arranging and structuring the financing provided under the Junior Credit Agreement.

4. Note Payable

At January 31, 2011, the Company’s note payable to a bank had a balance of $5,000,000. During the year ended January 31, 2012, the Company paid the remaining balance of its note payable. The Company’s note had an interest rate equal to, at the Company’s option, either 1.25% above the prime rate or 4.25% above the LIBOR rate. Interest expense on the note totaled $0, $108,382 and $464,677 for the years ended January 31, 2013, 2012 and 2011, respectively.

As part of the credit facility with the bank, the Company also has a $2,000,000 revolving credit facility. The Company has no outstanding draws on the credit facility at January 31, 2013 and the entire balance is available for future borrowings.  The credit facility is secured by substantially all assets of the Company and matures on April 4, 2013. The credit facility bears interest at a variable rate which was 5.25% as of January 31, 2013.

The credit facility contains numerous financial covenants, violation of which results in an event of a default. The Company was in compliance with all covenants as of January 31, 2013.

Note 5 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

5. Income Taxes

Although the Company recognized a net loss before provision for income taxes for the period ended June 30, 2013, no tax benefit related to the loss has been recognized because the realization of the tax benefit is uncertain.

The Company has recorded a valuation allowance of 100% of the tax benefit of $770,000 applicable to the net loss at June 30, 2013 because the realization of the benefit of these losses is uncertain.

The IRS completed an examination of Symon's income tax returns for the years ended January 31, 2009 and 2010 during 2012. The examination did not result in any material adjustments to Symon's tax returns. Subsequent to the examinations, the Company has determined that there are no uncertain tax positions and therefore no accruals have been made. There are no uncertain tax positions related to the successor.

With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for three to six years after the income tax returns have been filed.

5. Income Taxes

The components of income before income taxes consist of the following for the years ended January 31:

	2013	2012	2011
Domestic	$3,723,156	$3,611,193	$1,963,040
Foreign	1,628,084	2,228,980	673,452
	$5,351,240	$5,840,173	$2,636,492

The following table summarizes the provision (benefit) for U.S. federal, state and foreign taxes on income for the years ended January 31:

	2013	2012	2011
Current
Federal	$1,391,000	$1,336,358	$1,125,188
State	116,215	150,366	100,543
Foreign	417,814	476,833	12,308
	1,925,029	1,963,557	1,238,039
Deferred
Federal	(44,421)	(155,886)	(419,237)
State	-	-	-
Foreign	(20,418)	106,210	52,259
	(64,839)	(49,676)	(366,978)
	$1,860,190	$1,913,881	$871,061

Income taxes differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as follows:

	For the years ended January 31,
	2013	2012	2011
Computed expected tax expense	$1,819,422	$1,985,659	$896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance	-	-	(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$1,860,190	$1,913,881	$871,061

The tax effects of temporary differences that give rise to significant portions of the deferred tax (assets) liabilities at January 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Deferred tax assets:
Deferred revenues	$222,578	$296,881	$302,265
Deferred state sales tax	34,000	8,835	8,835
Bad debt reserve	46,588	85,000	114,881
Revaluation of short-term Intercompany loan	61,138	61,137	157,766
Net operating loss carryforwards	8,314	10,101	113,935
Total deferred tax assets – current	372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets	(721,433)	(888,129)	(1,116,849)
Depreciation	16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current	(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities	$(331,878)	$(396,717)	$(352,232)

The Company expects its net operating loss carryforward to be fully utilized as of January 31, 2014. The IRS completed an examination of the Company’s U.S. income tax returns for the years ended January 31, 2009 and 2010 during 2012. The examination did not result in any material adjustments to the Company’s tax returns.  Subsequent to the examinations and as of January 31, 2012 and 2011, the Company has determined that there are no uncertain tax positions and therefore no accruals have been made.

With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for three to six years after the income tax returns have been filed.

Note 6 - Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

6. Common Stock

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.00001 per share. As of June 30, 2013, the Company had 6,284,583 outstanding shares of common stock.

Stockholders of record are entitled to one vote for each share of common stock held on all matters to be voted on. Stockholders are entitled to receive ratable dividends when, as and if declared, by the Company’s Board of Directors out of funds legally available. In the event of a liquidation, dissolution, or winding up of the Company, stockholders are entitled to share ratably in all assets remaining available for distribution after payment of all liabilities of the Company, and after all provisions are made for each class of stock, if any, having preference over the common stock, Common stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the Company’s common stock.

6. Common Stock

The Company has authorized, issued and outstanding 1,000,000 shares of Class L Common Stock, par value of $0.01 per share. Each share of Class L Common Stock accrues a quarterly dividend equal to 10% of each share’s unreturned original cost plus unpaid accrued dividends. The accrued dividends are recorded and payable when, as and if declared out of the funds of the Company legally available. At January 31, 2013, no accrued dividends had been declared payable. All holders of Class L Common Stock are entitled to one vote per share on all matters to be voted on by the Company’s shareholders.

If and when distributions are declared, the holders of Class L Common Stock are entitled to receive all unpaid dividends and the full amount of their unreturned original cost before distributions are made to any other shareholder. After the holders of Class L Common Stock have received all unpaid dividends and their unreturned original cost, all holders of Common Stock as a group shall be entitled to receive the remaining portion of such distribution ratably among such holders based upon the number of all common shares held by each shareholder at the time of such distribution. As a result of the above provisions, the holders of Class L Common Stock would be allocated $10.1 million, $8.3 million and $6.6 million of unaccrued dividends as of January 31, 2013, 2012 and 2011, respectively, in the event of a distribution in addition to the unreturned cost of $10.0 million.

The Company has authorized 200,000 shares of Class A Non-Voting Common Stock, par value of $0.01 per share, with 68,889 shares issued and outstanding. The Company has sold 68,889 shares of the Class A Non-Voting Stock to certain executives at a price of $2.3274 per share. The Class A Non-Voting shares are restricted and all 68,889 shares outstanding were vested as of January 31, 2012. In return for the shares, the executives delivered promissory notes in the aggregate initial principal amount of $258,600. In the event of default, the notes provide recourse to the general assets of the executives and management intends to enforce this provision if needed. The outstanding principal amount of the notes, plus all accrued and unpaid interest, is due on the eighth anniversary of the date of issuance. The notes receivable associated with these restricted stock certificates are reflected as a component of stockholders’ equity. The owners of the Class A Non-Voting Common Stock do not have voting rights, directly or indirectly, and do not currently have any distributions allocated to them as a result of the dividend provisions associated with the Class L Common Stock as described above. During 2012, the Company authorized the repurchase of 27,811 Class A common shares in the amount of $64,648. In conjunction with the repurchase, promissory notes with a value of $76,236 were cancelled.

The Company has also authorized 200,000 shares of Class A Voting Common Stock, par value of $0.01 per share. All holders of the Class A Voting Common Stock are entitled to one vote per share on all matters to be voted on by the Company’s shareholders. No shares of Class A Voting Stock were issued or outstanding at January 31, 2013.

The Company has a capital structure that includes more than one class of common stock with differing dividend rates that participate in dividends with common shareholders and therefore the “two-class” method of computing net income per share must be utilized.  The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.

Note 7 - Warrants	6 Months Ended
Jun. 30, 2013
Warrants [Abstract]
Warrants [Text Block]

7. Warrants

At June 30, 2013, the Company had 13,066,667 warrants outstanding. Each warrant entitles the registered holder to purchase one share of common stock at an exercise price of $11.50 per share.

Public Warrants

Each Warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as discussed below, and are currently exercisable, provided that there is an effective registration statement under the Securities Act covering the underlying shares and a current prospectus relating to them is available.

The Warrants issued as part of the Offering expire on April 8, 2018 or earlier upon redemption or liquidation. The Company may call Warrants for redemption:

in whole and not in part;

at an exercise price of $0.01 per Warrant;

upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each Warrant holder; and

if, and only if, the last sale price of the Company’s common stock equals or exceeds $17.50 per share for any 20 trading days within a 30-day trading period ending on the third business day before the Company sends notice of redemption to the Warrant holders.

If the Company calls the Public Warrants for redemption as described above, it will have the option to require any holder of Warrants that wishes to exercise his, her or its Warrant to do so on a “cashless basis”. If the Company takes advantage of this option, all holders of Public Warrants would pay the exercise price by surrendering his, her or its Warrants for that number of shares of our common stock equal to, but in no case less than $10.00, the quotient obtained by dividing (x) the product of the number of shares of the Company’s common stock underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Company’s common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants. If the Company takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of shares of common stock to be received upon exercise of the Warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a Warrant redemption. If the Company calls the Warrants for redemption and the Company’s management does not take advantage of this option, the Sponsor and its permitted transferees would still be entitled to exercise their Sponsor Warrants for cash or on a cashless basis using the same formula described above that holders of Public Warrants would have been required to use had all Warrant holders been required to exercise their Warrants on a cashless basis, as described in more detail below.

The exercise price, the redemption price and number of shares of common stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, stock split, extraordinary dividend, or recapitalization, reorganization, merger or consolidation. However, the exercise price and number of Common Shares issuable on exercise of the Warrants will not be adjusted for issuances of common stock at a price below the Warrant exercise price.

The Public Warrants were issued in registered form under a Warrant Agreement between the Company’s transfer agent (in such capacity, the “Warrant Agent”), and the Company (the “Warrant Agreement”). The Warrants may be exercised upon surrender of the Warrant certificate on or prior to the expiration date at the offices of the Warrant Agent, with the exercise form on the reverse side of the Warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price (or on a cashless basis, if applicable), by certified or official bank check payable to the Company for the number of Warrants being exercised. The Warrant holders do not have the rights or privileges of holders of common stock and any voting rights until they exercise their Warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the Warrants, each holder will be entitled to one vote for each share of common stock held of record on all matters to be voted on by our stockholders.

No Public Warrants will be exercisable unless at the time of exercise a prospectus relating to common stock issuable upon exercise of the Warrants is current and available throughout the 30-day redemption period and the common stock has been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the Warrants.

No fractional shares of common stock will be issued upon exercise of the Public Warrants. If, upon exercise of the Warrants, a holder would be entitled to receive a fractional interest in a share of common stock, the Company will, upon exercise, round up to the nearest whole number the number of shares of common stock to be issued to the Warrant holder.

Sponsor Warrants

The Sponsor purchased an aggregate of 4,000,000 Sponsor Warrants from the Company at a price of $0.75 per Warrant in a private placement completed on April 12, 2011. In addition, on April 8, 2013, the Company issued to the Company's Executive Chairman and a significant stockholder Sponsor Warrants exercisable for a total of 1,066,666 shares of the Company’s common stock. These Warrants were issued upon the conversion by each of the parties of a Promissory Note issued by the Company to the Sponsor and in the aggregate principal amount of $800,000, which Promissory Note was subsequently assigned by the Sponsor to the Executive Chairman and significant stockholder in the aggregate principal amount of $400,000 each. The conversion price of the Promissory Notes was $0.75 per Warrant. The Sponsor Warrants (including the shares of our common stock issuable upon exercise of the Sponsor Warrants) were not transferable, assignable or salable (other than to the Company’s officers and directors and other persons or entities affiliated with the Sponsor)

until May 8, 2013, and they will not be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. Otherwise, the Sponsor Warrants have terms and provisions that are identical to the Public Warrants, except that such Sponsor Warrants may be exercised by the holders on a cashless basis. If the Sponsor Warrants are held by holders other than the Sponsor or its permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. The Sponsor Warrants expire on April 8, 2018.

Note 8 - Preferred Stock	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

8. Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2013, the Company has not issued any shares of preferred stock.

Note 9 - Warrant Liability	6 Months Ended
Jun. 30, 2013
Warrant Liability [Abstract]
Warrant Liability [Text Block]

9. Warrant Liability

Pursuant to the Company's Offering, the Company sold 8,000,000 units, which subsequently separated into one warrant at an initial exercise price of $11.50 and one share of common stock. The Sponsor also purchased 4,000,000 warrants in a private placement in connection with the initial public offering. The warrants expire on April 8, 2018. The warrants issued contain a cashless exercise feature and a restructuring price adjustment provision in the event of any merger or consolidation of the Company with or into another corporation, subsequent to the initial business combination, where the surviving entity is not the Company and whose stock is not listed for trading on a national securities exchange or on the OTC Bulletin Board, or is not to be so listed for trading immediately following such event (the "Applicable Event"). The exercise price of the warrant is decreased immediately following an Applicable Event by a formula that causes the warrants to not be indexed to the Company's own stock. As a result, the warrants are considered a derivative and the liability has been classified as a liability on the Balance Sheet. Management uses the quoted market price of the warrants to calculate the warrant liability which was determined to be $10,453,334 at June 30, 2013. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in the statement of operations. Any change in the market value of the warrant liability is recorded as Other Income (Expense) in the Statement of Comprehensive Income.

The fair value of the derivative warrant liability was determined by the Company using the quoted market prices for the publicly traded warrants. On reporting dates where there are no active trades the Company uses the last reported closing trade price of the warrants to determine the fair value (Level 2). There were no transfers between Level 1, 2 or 3 during the period ended June 30, 2013 or the year ended December 31, 2012.

The following table presents information about the Company's warrant liability that is measured at fair value on a recurring basis as of June 30, 2013, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Warrant Liability:
June 30, 2013	$10,453,334	—	$10,453,334	—

Note 10 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

Office Lease Obligations –

The Company currently leases office space and manufacturing facilities in Dallas, Texas under leases that expire on November 30, 2013 and March 31, 2014. The Company has recently entered in a new ten-year lease for office space in Dallas, Texas.

The Company also leases office space in San Francisco, California, New York, New York, Chicago, Illinois, and Pittsford, New York, under leases that expire at various dates through 2020.

In addition, the Company leases office space in London, England under a lease agreement that expires in August 2016 and in Dubai, UAE under a lease agreement that expires in July 2014.

Future minimum rental payments under these leases are as follows:

Amount
Fiscal year ending January 31:
2013	$1,979,000
2014	2,025,000
2015	1,701,000
2016	1,562,000
2017	1,450,000
Thereafter	6,750,000
$15,467,000

Total rent expense under all operating leases for the period April 20 through June 30, 2013 was $346,768. Total rent expense for the Predecessor Company for the six months ended July 31, 2012 was $449,975.

Capital Lease Commitments -

The Company has entered into capital lease agreements with leasing companies for the financing of equipment and furniture purchases. The capital lease payments expire at various dates through June 2017. Future minimum lease payments under non-cancelable capital lease agreements consist of the following amounts for the years ending December 31:

Capital Leases
2013	$44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Thereafter	-
Total minimum lease payments	276,271
Less amount representing interest	53,373
Present value of capital lease obligations	222,898
Less current portion	72,022
Non-current portion	$150,876

The Company is currently subleasing two facilities and receiving monthly payments which are less than the Company’s monthly lease obligations. Based upon the then current real estate market conditions, the Company believed that these leases had been impaired and accrued lease impairment charges. The impairment charges were calculated based on future lease commitments less estimated future sublease income. The leases expire in February 28, 2021 and July 31, 2013, respectively.

Revenue Share Commitments

The Company has entered into revenue sharing agreements with four customers, requiring the Company to make minimum yearly revenue sharing payments.

Future minimum payments under these agreements consist of the following amounts for the years ending December 31:

2013	$9,103,000
2014	11,189,000
2015	12,757,000
Total minimum revenue share commitments	$33,049,000

Legal proceedings -

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. Management is not aware of any claims that would have a material effect on the Company’s financial position, results of operations or cash flows.

7. Commitments and Contingencies

Lease Obligations - The Company leases office space and manufacturing facilities in Dallas, Texas under long-term lease agreements that expire in March 2014 and March 2013, respectively. The Company also leases office space in Pittsford, New York under a lease agreement that expires in December 2013, and in Las Vegas, Nevada under a lease agreement that expired in January 2013.

In addition, the Company leases office space in London, England under a lease agreement that expires in August 2016 and in Dubai, UAE under a lease agreement that expires in July 2013. Future minimum rental payments under these leases are as follows:

Amount
Fiscal year ending January 31:
2014	$626,602
2015	195,852
2016	126,000
2017	73,500
Thereafter	-
Total	$1,021,954

Total rent expense under all operating leases for the years ended January 31, 2013, 2012 and 2011 was $885,238, $788,609 and $815,134, respectively.

Contingent Purchase Price - In connection with past acquisitions, the Company was required to make additional cash payments to the previous shareholders of the companies because future minimum sales levels were attained and certain other conditions were met. During the fiscal year ended January 31, 2012, the Company made such contingent payments totaling $99,723.  During the year ended January 31, 2011 the Company made such contingent payments totaling $247,640. All of these contingent payments were recorded as adjustments to goodwill as the acquisitions occurred prior to the adoption of ASC 850, Business Combinations. The Company has no remaining obligations to make additional cash payments to the previous shareholders of the companies it has acquired.

Legal Proceedings - The Company is subject to legal proceedings and claims that arise in the ordinary course of business.  Management is not aware of any claims that would have a material effect on the Company’s financial position, results of operations or cash flows.

Note 11 - Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11. Accrued Liabilities

Accrued liabilities are as follows:

	June 30, 2013	January 31, 2013
Professional fees	$1,600,000	$0
Accrued sales commissions	303,493	332,844
Accrued bonus	225,000	580,352
Taxes Payable	18,000	400,993
Other	1,888,778	611,712
	$4,035,271	$1,925,901

9. Accrued Liabilities

Accrued liabilities as of January 31, 2013, 2012 and 2011 are as follows:

	January 31,
	2013	2012	2011
Accrued sales commissions	$332,844	$258,473	$145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$1,925,901	$2,230,317	$1,514,428

Note 12 - Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

12. Geographic Information

Revenues by geographic area are based on the deployment site location of the end customers. Substantially all of the revenues from North America are generated from the United States of America. Geographic area information related to revenues from customers for the period from April 20, 2013 through June 30, 2013 and the six-month period ended July 31, 2012:

Region	June 30, 2013	July 31, 2012
North America	$11,681,562	$13,410,876
Europe, Middle East, and Asia	3,368,465	5,470,105
Total	$15,050,027	$18,880,981

The vast majority of the Company's long-lived assets are located in North America.

10. Geographic Information

Revenues by geographic area are based on the deployment site location of the end customers. Substantially all of the revenues from North America are generated from the United States of America. Geographic area information related to revenues from customers for the years ended January 31, 2013, 2012 and 2011 are as follows:

	Years Ended January 31,
	2013	2012	2011
Region
North America	$29,750,058	$29,610,611	$30,430,458
Europe, Middle East, and Asia	12,778,333	11,215,879	9,280,063
Total	$42,528,391	$40,826,490	$39,710,521

Geographic area information related to long-lived assets as of January 31, 2013, 2012 and 2011 are as follows:

	January 31,
	2013	2012	2011
Region
North America	$1,111,651	$1,622,079	$2,461,257
Europe, Middle East, and Asia	647,915	766,250	865,528
Total	$1,759,566	$2,388,329	$3,326,785

Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Subsequent Event, Pro Forma Business Combinations or Disposals [Text Block]

13. Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012

The following table presents Pro-Forma Operating Income (Loss) for the Company for the six months ended June 30, 2013 and 2012 based on the assumption that both Reach Media and Symon had been acquired on January 1, 2012. Operating expenses do not included any acquisition related expenses. In addition, the analysis includes the effect of the following entries required under GAAP purchase accounting guidelines:

Amortization expense includes amortization of the fair value Intangible Assets that were acquired.

Revenues have been reduced due to an adjustment of deferred revenue existing at the acquisition date to market value at the acquisition date.

	June 30, 2013	June 30, 2012
Revenues	32,920,646	32,465,262
Cost of Revenues	17,228,975	15,303,041
Gross Profit	15,691,671	17,162,221
Operating Expenses	25,041,396	19,080,510
Operating Income (Loss)	(9,349,725)	(1,918,289)

Operating expenses in 2013 include $4,135,316 of acquisition expenses.

Note 14 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14. Subsequent Events

On July 12, 2013, the Company’s stockholders approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”) and the reservation of 2,500,000 shares of the Company’s common stock for issuance under the 2013 Plan. The 2013 Plan is intended to promote the interests of the Company and its stockholders by providing the Company’s employees, directors and consultants with incentives and rewards to encourage them to continue in the Company’s service and with a proprietary interest in pursuing the Company’s long-term growth, profitability and financial success. Equity awards available under the 2013 Plan include stock options, stock appreciation rights, phantom stock, restricted stock, restricted stock units, performance shares, deferred share units, share-denominated performance units and cash awards. The 2013 Plan will be administered by the compensation committee of the board of directors of the Company, which has the authority to designate the employees, consultants and members of the board of directors who will be granted awards under the 2013 Plan, to designate the amount, type and other terms and conditions of such awards and to interpret any and all provisions of the 2013 Plan and the terms of any awards under the 2013 Plan. The 2013 Plan will terminate on the tenth anniversary of its effective date.

On August 2, 2013, the Company completed a public offering of 5,000,000 shares of its common stock at a public offering price of $8.00 per share minus the underwriters’ discount of $0.56 per share. The Company received net proceeds of approximately $36.3 million, after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The Company has also granted the underwriters a 45-day option to purchase up to an additional 750,000 shares of its common stock to cover over-allotments, if any. As of August 13, 2013, this option had not been exercised. The Company has used $10 million of the net proceeds of the offering to prepay a portion of its outstanding senior indebtedness, and expects to use the remaining net proceeds from the offering for general corporate purposes, which may include the prepayment of additional indebtedness, the funding of growth initiatives in sales and marketing, capital expenditures, working capital and/or strategic acquisitions. The Company has no current agreements or commitments with respect to any strategic acquisition.

11. Subsequent Events

On March 1, 2013, the Company entered into an Agreement and Plan of Merger whereby it will merge with a subsidiary of SCG Financial Acquisition Corp. (SCG), and will become a subsidiary of SCG for an estimated purchase price of $45,000,000 upon completion of certain requirements.

Note 1 - Organization and Summary of Significant Accounting Policies - Symon	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1. Organization and Summary of Significant Accounting Policies

Description of Business

Symon Holdings Corporation is a holding company which owns 100% of the capital stock of Symon Communications, Inc. and its subsidiaries (Symon).

Symon develops and sells full-service digital signage solutions and enterprise-class media applications. Its products are used by its customers to power more than one million digital signs and end-points that deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. Through its suite of products that include proprietary software, software-embedded hardware, maintenance and support services, content services, installation services and third-party displays, Symon offers its customers real-time status management solutions and multi-media employee and customer communications solutions.

The Company’s products are used primarily by Fortune 1,000 companies and international companies. Its customers are located in the United States of America (U.S.), the United Kingdom (U.K.), Continental Europe, and the Middle East and Asia. Symon serves the key cross-industry markets of contact centers, employee communications, and supply chain operations. In addition, Symon also serves the hospitality and gaming markets.  Overall Symon has a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceuticals, utilities, transportation industries, and in federal, state and local governments.

Principles of Consolidation

The consolidated financial statements of Symon Holdings Corporation include the accounts of Symon Holdings Corporation and its wholly-owned subsidiaries Symon Communications, Inc., Symon Communications, Ltd., and Symon Dacon Limited (collectively “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on historical collection experience and a current review of the collectability of accounts. The allowance for doubtful accounts was $223,458, $336,264 and $539,204 as of January 31, 2013, 2012 and 2011, respectively. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets acquired in a purchase business combination and is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013, 2012 and 2011 indicated that no impairment of its goodwill balances exists.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives.  Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value.  Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount.  There was no impairment of intangible assets for each of the years ended January 31, 2013, 2012 or 2011.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Acquired Intangible Asset:	Amortization Period:
Software		5 years
Customer relationships	7	to	10 years
Tradenames	5	to	10 years
Covenant Not-To-Compete		5 years

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of its long-lived assets for each of the years ended January 31, 2013, 2012 or 2011.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition

The Company recognizes revenue primarily from these sources:

·

Products

·

Professional services

·

Maintenance and content services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is probable. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Multiple-Element Arrangements

Product consists of our hardware equipment and proprietary software. The Company considers the sale of our software more than incidental to the hardware as it is essential to the functionality of the product and is classified as part of our products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011 the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (VSOE) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on our historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (MEA’s) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in our control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (RSP) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (TPE) if it exists, and on estimated selling price (ESP) if neither VSOE or TPE of selling price of our various applicable tangible products containing essential software products and services. The Company establishes the pricing for our units of accounting as follows:

·

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on our pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

·

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, we use third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

·

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in sales and the related shipping costs are included in cost of sales.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising

Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains cash and cash equivalent balances in the USA and the UK.  The balances in the USA are not fully FDIC insured.  The carrying value of cash and cash equivalents, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

Net Income per Share

Basic net income per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income per share is computed similar to basic; however diluted income per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other dilutive equity instruments outstanding at January 31, 2013, 2012 or 2011, respectively. Note 6 provides for additional information regarding income per common share.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses, including translation gains and losses and those on temporary intercompany advances were a net gain of $7,861 for the year ended January 31, 2013, net loss of $1,584 for the year ended January 31, 2012 and a net gain of $57,259 for the year ended January 31, 2011. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Business Segment

The Company has one operating and reporting segment consisting of the development and sale of software solutions, digital appliances and flat screen display installations for using in monitoring and communicating information to customers and employees.  The Company’s chief operating decision maker is considered to be the Chief Executive Officer.  The chief operating decision maker allocates resources and assesses performance of the business and other activities at the single reporting segment level.

The Company primarily sells to customers in the U.S., U.K. Continental Europe, and Middle East, and Asia and has operations in the U.S., U.K., and United Arab Emirates (U.A.E.).

Recently Issued Accounting Standards

On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2011-08, "Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment." This standard simplified the process a company must go through to test goodwill for impairment. Companies have an option to first assess qualitative factors of a reporting unit being tested before having to assess quantitative factors. If a company believes no impairment exists based on qualitative factors, then it will no longer be required to perform the two-step quantitative impairment test. The Company tests its $11.0 million of goodwill for impairment as of January 31 each year. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended disclosure requirements for the presentation of comprehensive income. The amended guidance eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The Company adopted these changes in 2011 and applied retrospectively for all periods presented. Such adoption did not have material effect on Company’s financial position or results of operations as it related only to changes in financial statement presentation.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard).” This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The amendments are effective for annual interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. The implementation of this ASU is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

On January 1, 2012, the Company adopted the FASB ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." This guidance amended certain fair value measurement concepts in FASB ASC 820, "Fair Value Measurement," including items such as the application of the concept of highest and best use and required certain other disclosure requirements, including among other things, the level of the hierarchy used in the fair value measurement and a description of the valuation techniques and unobservable inputs used in Level 2 and 3 fair value measurements. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

Note 8 - Related Party Transactions - Symon	12 Months Ended
Jan. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. Related Party Transactions

The Company incurs an annual management fee of $125,000 from Golden Gate Capital, the Company’s majority shareholder. This management fee expense is included in selling, general, and administrative expense in the consolidated statements of income and comprehensive income with no amounts due as of January 31, 2013, 2012 and 2011, respectively.

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements of RMG Networks Holding Corporation include the accounts of Reach Media and its wholly-owned subsidiaries and the accounts of Symon and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements of Symon Holdings Corporation include the accounts of Symon Holdings Corporation and its wholly-owned subsidiaries Symon Communications, Inc., Symon Communications, Ltd., and Symon Dacon Limited (collectively “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation for Interim Financial Statements

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and the notes required by GAAP for complete financial statements. The January 31, 2013 balance sheet amounts of the Predecessor Company (as defined below) were derived from the audited consolidated financial statements, but do not include all disclosures required by GAAP for annual periods. In the opinion of management, the unaudited condensed interim consolidated financial statements reflect all adjustments and disclosures necessary for a fair presentation of the results of the reported interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited consolidated financial statements and notes there to. The interim results of operations are not necessarily indicative of the results to be expected for the full year.

The unaudited consolidated Statements of Comprehensive Income (Loss) and the unaudited consolidated Statements of Cash Flows have been prepared based on required company groupings and reporting periods.

Amounts shown for the “Successor Company” for the period April 20, 2013 through June 30, 2013 represent the consolidated transactions for RMG Networks Holding Corporation, Reach Media and Symon for that period.

Amounts shown for “RMG” for the period January 1, 2013 through April 19, 2013 consist of the transactions for RMG Networks Holding Corporation for the period January 1, 2013 through April 19, 2013 and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013. Amounts shown for RMG for the period April 1, 2013 through April 19, 2013 represent of the transactions for RMG Networks Holding Corporation and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013.

Amounts shown for the “Predecessor Company” represent the transactions of Symon for the periods shown. Symon is the predecessor due to the significance of its business compared to the other companies.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less from the date of purchase.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance for doubtful accounts is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on a current review of the collectability of accounts and historical collection experience. The allowance for doubtful accounts was $186,000 at June 30, 2013 and $223,458 at January 31, 2013. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on historical collection experience and a current review of the collectability of accounts. The allowance for doubtful accounts was $223,458, $336,264 and $539,204 as of January 31, 2013, 2012 and 2011, respectively. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory, Policy [Policy Text Block]

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets resulting from the acquisitions of Reach Media and Symon. Goodwill is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013 indicated that no impairment of its goodwill balances exists. The Company’s annual impairment test will be December 31 going forward.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives. Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value. Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount. There was no impairment of intangible assets at June 30, 2013.

Revenue Recognition, Deferred Revenue [Policy Text Block]

Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from professional service agreements. Deferred revenue is recognized as the revenue recognition criteria are met. The Company generally invoices the customer in annual advance for professional services.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of long-lived assets at June 30, 2013.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue primarily from these sources:

Advertising

Products

Maintenance and content services

Professional services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is reasonably assured. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Advertising

The Company sells advertising through agencies and directly to a variety of customers under contracts ranging from one month to one year. Contracts usually specify the network placement, the expected number of impressions (determined by passenger or visitor counts) and the cost per thousand impressions (“CPM”) over the contract period to arrive at a contract amount. The Company bills for these advertising services as requested by the customer, generally on a monthly basis following delivery of the contracted number of impressions for the particular ad insertion. Revenue is recognized at the end of the month in which fulfillment of the advertising order occurred. Although the Company typically presents invoices to an advertising agency, collection is reasonably assured based upon the customer placing the order.

Under Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 605-45 Principal Agent Considerations (Reporting Revenue Gross as a Principal versus Net as an Agent), the Company has recorded its advertising revenues on a gross basis.

Payments to airline and other partners for revenue sharing are paid on a monthly basis either under a minimum annual guarantee (based upon estimated advertising revenues), or as a percentage of the advertising revenues following collection from customers. The portion of revenue that the Company shares with its partners ranges from 25% to 80% depending on the partner and the media asset. The Company makes minimum annual guarantee payments under four agreements (three to airline partners and one to another travel partner). Payments to all other partners are calculated on a revenue sharing basis. The Company’s partnership agreements have terms ranging from one to five years. Four partnership agreements renew automatically unless terminated prior to renewal and the other partners have no obligation to renew.

Multiple-Element Arrangements

Products consist of proprietary software and hardware equipment. The Company considers the sale of software more than incidental to the hardware as it is essential to the functionality of the hardware products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011, the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (“VSOE”) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on the Company's historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (“MEAs”) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in the Company's control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (“RSP”) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (“TPE”) if it exists, and on estimated selling price (“ESP”) if neither VSOE or TPE of selling price of the Company's various applicable tangible products containing essential software products and services. The Company establishes the pricing for its units of accounting as follows:

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on its pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, it uses third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel in 2013. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels in 2013.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services

Revenue Recognition

The Company recognizes revenue primarily from these sources:

·

Products

·

Professional services

·

Maintenance and content services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is probable. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Multiple-Element Arrangements

Product consists of our hardware equipment and proprietary software. The Company considers the sale of our software more than incidental to the hardware as it is essential to the functionality of the product and is classified as part of our products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011 the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (VSOE) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on our historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (MEA’s) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in our control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (RSP) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (TPE) if it exists, and on estimated selling price (ESP) if neither VSOE or TPE of selling price of our various applicable tangible products containing essential software products and services. The Company establishes the pricing for our units of accounting as follows:

·

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on our pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

F-31

Symon Holdings Corporation

Notes to Consolidated Financial Statements

·

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, we use third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

·

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in sales and the related shipping costs are included in cost of sales.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services.

F-32

Symon Holdings Corporation

Notes to Consolidated Financial Statements

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising Costs, Policy [Policy Text Block]	Advertising Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.	Advertising Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments [Policy Text Block]

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

The Company does not generally require collateral or other security for accounts receivable. However, credit risk is mitigated by the Company’s ongoing evaluations of customer creditworthiness. The Company maintains an allowance for doubtful accounts receivable balances.

The Company maintains its cash and cash equivalents in the United States with three financial institutions. These balances routinely exceed the Federal Deposit Insurance Corporation insurable limit. Cash and cash equivalents of $1,866,060 held in foreign countries as of June 30, 2013 were not insured.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) per Share

Basic net income (loss) per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income (loss) available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is computed similar to basic; however diluted income (loss) per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other equity instruments outstanding at June 30 and January 31, 2013 that had a dilutive effect on net income (loss) per share.

Net Income per Share

Basic net income per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income per share is computed similar to basic; however diluted income per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other dilutive equity instruments outstanding at January 31, 2013, 2012 or 2011, respectively. Note 6 provides for additional information regarding income per common share.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

F-33

Symon Holdings Corporation

Notes to Consolidated Financial Statements

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses, including translation gains and losses and those on temporary intercompany advances were a net gain of $7,861 for the year ended January 31, 2013, net loss of $1,584 for the year ended January 31, 2012 and a net gain of $57,259 for the year ended January 31, 2011. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Segment Reporting, Policy [Policy Text Block]

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Business Segment

The Company has one operating and reporting segment consisting of the development and sale of software solutions, digital appliances and flat screen display installations for using in monitoring and communicating information to customers and employees.  The Company’s chief operating decision maker is considered to be the Chief Executive Officer.  The chief operating decision maker allocates resources and assesses performance of the business and other activities at the single reporting segment level.

The Company primarily sells to customers in the U.S., U.K. Continental Europe, and Middle East, and Asia and has operations in the U.S., U.K., and United Arab Emirates (U.A.E.).

Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1. Organization and Summary of Significant Accounting Policies

Description of the Company

RMG Networks Holding Corporation (“RMG” or the “Company”) is a holding company which owns 100% of the capital stock of Reach Media Group Holdings, Inc. and its subsidiaries and Symon Holdings Corporation and its subsidiaries.

RMG (formerly SCG Financial Acquisition Corp.) was incorporated in Delaware on January 5, 2011. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Initial Business Combination”). The Company had neither engaged in any operations nor generated any income, other than interest on the Trust Account assets (the “Trust Account”). Until its initial acquisition, the Company was considered to be in the development stage as defined in FASB Accounting Standards Codification 915, or FASB ASC 915, “Development Stage Entities,” and was subject to the risks associated with activities of development stage companies. The Company selected December 31 as its fiscal year end. All activity through April 8, 2013 was related to the Company’s formation, initial public offering (“Offering”) and identification and investigation of prospective target businesses with which to consummate an Initial Business Combination.

The registration statement for the Offering was declared effective April 8, 2011. The Company consummated the Offering on April 18, 2011 and received gross proceeds of approximately $82,566,000, before deducting underwriting compensation of $4,000,000 (which included $2,000,000 of deferred contingent underwriting compensation payable upon consummation of an Initial Business Combination) and including $3,000,000 received for the purchase of 4,000,000 warrants by SCG Financial Holdings LLC (the “Sponsor”), as described in the next paragraph. Total offering costs (excluding $2,000,000 in underwriting fees) were $433,808.

On April 12, 2011, the Sponsor purchased 4,000,000 warrants (“Sponsor Warrants”) from the Company for an aggregate purchase price of $3,000,000. The Sponsor Warrants were identical to the warrants sold in the Offering, except that if held by the original holder or its permitted assigns, they (i) could be exercised for cash or on a cashless basis and (ii) were not subject to being called for redemption.

The Company sold 8,000,000 units in the Offering with total gross proceeds to the Company of $80,000,000. Each unit consisted of one share of common stock and one Warrant (the "Public Warrants"). The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering were intended to be generally applied toward consummating an Initial Business Combination.

On April 27, 2011, $80,000,000 from the Offering and Sponsor Warrants that that had been placed in a Trust Account (“Trust Account”) was invested, as provided in the Company’s registration statement. The Company was permitted to invest the proceeds of the Trust Account in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The Trust Account assets were required to be maintained until the earlier of (i) the consummation of an Initial Business Combination or (ii) the distribution of the Trust Account as required if no acquisition was consummated.

The Company’s common stock currently trades on The Nasdaq Capital Market (“Nasdaq”), under the symbol “RMGN”. The warrants are quoted on the Over-the-Counter Bulletin Board quotation system under the symbol “RMGNW”.

On April 8, 2013, the Company consummated the acquisition of Reach Media Group Holdings, Inc. (“Reach Media”). As a result of the acquisition, RMG is no longer considered a Development Stage Entity. In addition, on April 19, 2013, RMG acquired Symon Holdings Corporation (“Symon”). Symon is considered to be the Company's predecessor corporation for accounting purposes.

In connection with the acquisition of Reach Media, the Company provided its stockholders with the opportunity to redeem their shares of common stock for cash equal to $10.00 per share, upon the consummation of the acquisition, pursuant to a tender offer. The tender offer expired at 5:00 p.m. Eastern Time on April 5, 2013, and the Company promptly purchased the 4,551,228 shares of common stock validly tendered and not withdrawn pursuant to the tender offer, for an aggregate purchase price of approximately $45.5 million.

Description of the Business

The Company is a global provider of media applications and enterprise-class digital signage solutions. Through an extensive suite of products, including media services, proprietary software, software-embedded hardware, maintenance and creative content service, installation services, and third-party displays, the Company delivers complete end-to-end intelligent visual communication solutions to its clients. The Company is one of the largest integrated digital signage solution providers globally and conducts operations through its RMG Media Networks and its RMG Enterprise Solutions business units.

The RMG Media Networks business unit engages elusive audience segments with relevant content and advertising delivered through digital place-based networks. These networks include the RMG Airline Media Network. The RMG Airline Media Network is a U.S.-based network focused on selling advertising across airline digital media assets in executive clubs, on in-flight entertainment, or IFE, systems, on in-flight Wi-Fi portals and in private airport terminals. The network, which spans almost all major commercial passenger airlines in the United States, delivers advertising to an audience of affluent travelers and business decision makers in a captive and distraction-free video environment.

The RMG Enterprise Solutions business unit provides end-to-end digital signage applications to power intelligent visual communication implementations for critical contact center, supply chain, employee communications, hospitality, retail and other applications with a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceutical, utility and transportation industries, and in federal, state and local governments. These solutions are relied upon by approximately 70% of the North American Fortune 100 companies and thousands of overall customers in locations worldwide. The installations of Enterprise Solutions deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. The solutions provided are designed to integrate seamlessly with a customer’s IT infrastructure and data and security environments.

Acquisition of Reach Media

On April 8, 2013, RMG acquired Reach Media for a total purchase price of $27,512,010. The amount paid for Reach Media was comprised of (i) 400,001 shares of RMG common stock valued at $9.98 per share on March 31, 2013, (ii) $10,000 in cash, and (iii) $10,000 deposited into an escrow account. Additionally, RMG paid, on behalf of Reach Media, all indebtedness of Reach Media under Reach Media’s credit agreement at a discounted amount equal to $23,500,000, paid with $21,000,000 of cash and $2,500,000 of shares of RMG common stock.

RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$6,440,019
Intangible Assets	18,475,000
Goodwill	9,826,403
Liabilities	(7,229,412)
Total Purchase Price	$27,512,010

The primary tangible assets acquired were cash of $739,052, accounts receivable of $4,755,509, and property, plant, and equipment of $514,280.

The primary liabilities acquired were accounts payable of $2,270,858, accrued liabilities of $1,401,738, and revenue share liabilities of $2,721,121.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is completed.

Acquisition of Symon

On April 19, 2013, RMG acquired Symon for $43,685,828 in cash. RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$17,581,840
Intangible Assets	21,326,000
Goodwill	21,241,994
Liabilities	(16,464,006)
Total Purchase Price	$43,685,828

The primary tangible assets acquired were cash of $5,666,273, accounts receivable of $6,422,976, inventory of $3,477,488, and property, plant, and equipment of $918,768.

The primary liabilities acquired were accounts payable of $1,171,922, accrued liabilities of $1,085,240, and deferred revenue of $7,182,120 and deferred tax liabilities of $7,024,824.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is complete.

Principles of Consolidation

The consolidated financial statements of RMG Networks Holding Corporation include the accounts of Reach Media and its wholly-owned subsidiaries and the accounts of Symon and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation for Interim Financial Statements

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and the notes required by GAAP for complete financial statements. The January 31, 2013 balance sheet amounts of the Predecessor Company (as defined below) were derived from the audited consolidated financial statements, but do not include all disclosures required by GAAP for annual periods. In the opinion of management, the unaudited condensed interim consolidated financial statements reflect all adjustments and disclosures necessary for a fair presentation of the results of the reported interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited consolidated financial statements and notes there to. The interim results of operations are not necessarily indicative of the results to be expected for the full year.

The unaudited consolidated Statements of Comprehensive Income (Loss) and the unaudited consolidated Statements of Cash Flows have been prepared based on required company groupings and reporting periods.

Amounts shown for the “Successor Company” for the period April 20, 2013 through June 30, 2013 represent the consolidated transactions for RMG Networks Holding Corporation, Reach Media and Symon for that period.

Amounts shown for “RMG” for the period January 1, 2013 through April 19, 2013 consist of the transactions for RMG Networks Holding Corporation for the period January 1, 2013 through April 19, 2013 and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013. Amounts shown for RMG for the period April 1, 2013 through April 19, 2013 represent of the transactions for RMG Networks Holding Corporation and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013.

Amounts shown for the “Predecessor Company” represent the transactions of Symon for the periods shown. Symon is the predecessor due to the significance of its business compared to the other companies.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less from the date of purchase.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance for doubtful accounts is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on a current review of the collectability of accounts and historical collection experience. The allowance for doubtful accounts was $186,000 at June 30, 2013 and $223,458 at January 31, 2013. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets resulting from the acquisitions of Reach Media and Symon. Goodwill is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013 indicated that no impairment of its goodwill balances exists. The Company’s annual impairment test will be December 31 going forward.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives. Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value. Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount. There was no impairment of intangible assets at June 30, 2013.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from professional service agreements. Deferred revenue is recognized as the revenue recognition criteria are met. The Company generally invoices the customer in annual advance for professional services.

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of long-lived assets at June 30, 2013.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition

The Company recognizes revenue primarily from these sources:

Advertising

Products

Maintenance and content services

Professional services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is reasonably assured. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Advertising

The Company sells advertising through agencies and directly to a variety of customers under contracts ranging from one month to one year. Contracts usually specify the network placement, the expected number of impressions (determined by passenger or visitor counts) and the cost per thousand impressions (“CPM”) over the contract period to arrive at a contract amount. The Company bills for these advertising services as requested by the customer, generally on a monthly basis following delivery of the contracted number of impressions for the particular ad insertion. Revenue is recognized at the end of the month in which fulfillment of the advertising order occurred. Although the Company typically presents invoices to an advertising agency, collection is reasonably assured based upon the customer placing the order.

Under Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 605-45 Principal Agent Considerations (Reporting Revenue Gross as a Principal versus Net as an Agent), the Company has recorded its advertising revenues on a gross basis.

Payments to airline and other partners for revenue sharing are paid on a monthly basis either under a minimum annual guarantee (based upon estimated advertising revenues), or as a percentage of the advertising revenues following collection from customers. The portion of revenue that the Company shares with its partners ranges from 25% to 80% depending on the partner and the media asset. The Company makes minimum annual guarantee payments under four agreements (three to airline partners and one to another travel partner). Payments to all other partners are calculated on a revenue sharing basis. The Company’s partnership agreements have terms ranging from one to five years. Four partnership agreements renew automatically unless terminated prior to renewal and the other partners have no obligation to renew.

Multiple-Element Arrangements

Products consist of proprietary software and hardware equipment. The Company considers the sale of software more than incidental to the hardware as it is essential to the functionality of the hardware products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011, the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (“VSOE”) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on the Company's historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (“MEAs”) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in the Company's control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (“RSP”) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (“TPE”) if it exists, and on estimated selling price (“ESP”) if neither VSOE or TPE of selling price of the Company's various applicable tangible products containing essential software products and services. The Company establishes the pricing for its units of accounting as follows:

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on its pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, it uses third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel in 2013. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels in 2013.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising

Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

The Company does not generally require collateral or other security for accounts receivable. However, credit risk is mitigated by the Company’s ongoing evaluations of customer creditworthiness. The Company maintains an allowance for doubtful accounts receivable balances.

The Company maintains its cash and cash equivalents in the United States with three financial institutions. These balances routinely exceed the Federal Deposit Insurance Corporation insurable limit. Cash and cash equivalents of $1,866,060 held in foreign countries as of June 30, 2013 were not insured.

Net Income (Loss) per Share

Basic net income (loss) per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income (loss) available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is computed similar to basic; however diluted income (loss) per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other equity instruments outstanding at June 30 and January 31, 2013 that had a dilutive effect on net income (loss) per share.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Description of Business

Symon Holdings Corporation is a holding company which owns 100% of the capital stock of Symon Communications, Inc. and its subsidiaries (Symon).

Symon develops and sells full-service digital signage solutions and enterprise-class media applications. Its products are used by its customers to power more than one million digital signs and end-points that deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. Through its suite of products that include proprietary software, software-embedded hardware, maintenance and support services, content services, installation services and third-party displays, Symon offers its customers real-time status management solutions and multi-media employee and customer communications solutions.

The Company’s products are used primarily by Fortune 1,000 companies and international companies. Its customers are located in the United States of America (U.S.), the United Kingdom (U.K.), Continental Europe, and the Middle East and Asia. Symon serves the key cross-industry markets of contact centers, employee communications, and supply chain operations. In addition, Symon also serves the hospitality and gaming markets.  Overall Symon has a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceuticals, utilities, transportation industries, and in federal, state and local governments.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets acquired in a purchase business combination and is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting

F-29

Symon Holdings Corporation

Notes to Consolidated Financial Statements

unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013, 2012 and 2011 indicated that no impairment of its goodwill balances exists.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives.  Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value.  Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount.  There was no impairment of intangible assets for each of the years ended January 31, 2013, 2012 or 2011.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of its long-lived assets for each of the years ended January 31, 2013, 2012 or 2011.

Research, Development, and Computer Software, Policy [Policy Text Block]

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains cash and cash equivalent balances in the USA and the UK.  The balances in the USA are not fully FDIC insured.  The carrying value of cash and cash equivalents, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards

On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2011-08, "Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment." This standard simplified the process a company must go through to test goodwill for impairment. Companies have an option to first assess qualitative factors of a reporting unit being tested before having to assess quantitative factors. If a company believes no impairment exists based on qualitative factors, then it will no longer be required to perform the two-step quantitative impairment test. The Company tests its $11.0 million of goodwill for impairment as of January 31 each year. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended disclosure requirements for the presentation of comprehensive income. The amended guidance eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The Company adopted these changes in 2011 and applied retrospectively for all periods presented. Such adoption did not have material effect on Company’s financial position or results of operations as it related only to changes in financial statement presentation.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard).” This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The amendments are effective for annual interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. The implementation of this ASU is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

On January 1, 2012, the Company adopted the FASB ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." This guidance amended certain fair value measurement concepts in FASB ASC 820, "Fair Value Measurement," including items such as the application of the concept of highest and best use and required certain other disclosure requirements, including among other things, the level of the hierarchy used in the fair value measurement and a description of the valuation techniques and unobservable inputs used in Level 2 and 3 fair value measurements. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Acquired Intangible Asset:	Amortization Period:
Software		5 years
Customer relationships	7	to	10 years
Tradenames	5	to	10 years
Covenant Not-To-Compete		5 years

Reach Media Group Holdings, Inc. [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Tangible Assets	$6,440,019
Intangible Assets	18,475,000
Goodwill	9,826,403
Liabilities	(7,229,412)
Total Purchase Price	$27,512,010

Symon Holdings Corporation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Tangible Assets	$17,581,840
Intangible Assets	21,326,000
Goodwill	21,241,994
Liabilities	(16,464,006)
Total Purchase Price	$43,685,828

Note 2 - Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	June 30, 2013	January 31, 2013
Machinery and equipment	$873,874	$2,424,874
Furniture and fixtures	127,773	646,643
Software	640,516	1,828,705
Leasehold improvements	18,016	269,087
	1,660,179	5,169,309
Less accumulated depreciation and amortization	141,571	4,206,240
Property and equipment, net	$1,518,608	$963,069

	2013	2012	2011
Machinery and equipment	$2,424,874	$2,378,246	$2,130,430
Furniture and fixtures	646,643	597,262	594,270
Software	1,828,705	1,563,979	1,340,607
Leasehold improvements	269,087	246,741	212,185
	5,169,309	4,786,228	4,277,492
Less accumulated depreciation and amortization	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	$963,069	$915,829	$895,626

Note 3 - Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Balance – beginning	$0
Goodwill resulting from acquisitions occurring in April 2013	31,037,564
Balance - June 30, 2013	$31,037,564

Balance at January 31, 2010	$10,797,649
Contingent payments	247,640
Effects of foreign exchange	(169,271)
Balance at January 31, 2011	10,876,018
Contingent payments	99,723
Effects of foreign exchange	(6,593)
Balance at January 31, 2012	10,969,148
Effects of foreign exchange	3,399
Balance at January 31, 2013	$10,972,547

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$9,607,000	(380,494)	9,226,506
Customer relationships	7	17,276,000	(461,830)	16,814,170
Partner relationships	7	8,000,000	(225,320)	7,774,680
Tradenames and trademarks	5	3,318,000	(29,589)	3,288,411
Covenant not-to-compete	4	1,600,000	(78,904)	1,521,096
Total		$39,801,000	(1,164,845)	38,624,863

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$6,430,000	$(6,430,000)
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradenames and trademarks	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2013
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradename	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2012
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,408,510)	$21,490
Customer relationships	8	4,916,569	(3,912,070)	1,004,499
Tradename	7	462,776	(246,998)	215,778
Covenant not-to-compete	5	270,623	(248,388)	22,235
Total		$12,079,968	$(10,815,966)	$1,264,002

	January 31, 2011
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,302,510)	$127,490
Customer relationships	8	4,926,983	(3,255,537)	1,671,446
Tradename	7	463,432	(194,836)	268,596
Covenant not-to-compete	5	271,361	(194,707)	76,654
Total		$12,091,776	$(9,947,590)	$2,144,186

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

2013	$4,138,082
2014	5,900,000
2015	5,900,000
2016	5,900,000
2017	5,900,000
Thereafter	12,062,918
$39,801,000

2014	$157,263
2015	143,595
2016	140,120
2017	140,120
2018	103,343

Note 9 - Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2013
Warrant Liability [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Description	Fair Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Warrant Liability:
June 30, 2013	$10,453,334	—	$10,453,334	—

Note 10 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Amount
Fiscal year ending January 31:
2013	$1,979,000
2014	2,025,000
2015	1,701,000
2016	1,562,000
2017	1,450,000
Thereafter	6,750,000
$15,467,000

Amount
Fiscal year ending January 31:
2014	$626,602
2015	195,852
2016	126,000
2017	73,500
Thereafter	-
Total	$1,021,954

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Capital Leases
2013	$44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Thereafter	-
Total minimum lease payments	276,271
Less amount representing interest	53,373
Present value of capital lease obligations	222,898
Less current portion	72,022
Non-current portion	$150,876

Other Commitments [Table Text Block]

2013	$9,103,000
2014	11,189,000
2015	12,757,000
Total minimum revenue share commitments	$33,049,000

Note 11 - Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	June 30, 2013	January 31, 2013
Professional fees	$1,600,000	$0
Accrued sales commissions	303,493	332,844
Accrued bonus	225,000	580,352
Taxes Payable	18,000	400,993
Other	1,888,778	611,712
	$4,035,271	$1,925,901

	January 31,
	2013	2012	2011
Accrued sales commissions	$332,844	$258,473	$145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$1,925,901	$2,230,317	$1,514,428

Note 12 - Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Region	June 30, 2013	July 31, 2012
North America	$11,681,562	$13,410,876
Europe, Middle East, and Asia	3,368,465	5,470,105
Total	$15,050,027	$18,880,981

	Years Ended January 31,
	2013	2012	2011
Region
North America	$29,750,058	$29,610,611	$30,430,458
Europe, Middle East, and Asia	12,778,333	11,215,879	9,280,063
Total	$42,528,391	$40,826,490	$39,710,521

Long-lived Assets by Geographic Areas [Table Text Block]

	January 31,
	2013	2012	2011
Region
North America	$1,111,651	$1,622,079	$2,461,257
Europe, Middle East, and Asia	647,915	766,250	865,528
Total	$1,759,566	$2,388,329	$3,326,785

Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

	June 30, 2013	June 30, 2012
Revenues	32,920,646	32,465,262
Cost of Revenues	17,228,975	15,303,041
Gross Profit	15,691,671	17,162,221
Operating Expenses	25,041,396	19,080,510
Operating Income (Loss)	(9,349,725)	(1,918,289)

Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Accounting Policies [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Acquired Intangible Asset:	Amortization Period:
Software		5 years
Customer relationships	7	to	10 years
Tradenames	5	to	10 years
Covenant Not-To-Compete		5 years

Note 5 - Income Taxes - Symon (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	2013	2012	2011
Domestic	$3,723,156	$3,611,193	$1,963,040
Foreign	1,628,084	2,228,980	673,452
	$5,351,240	$5,840,173	$2,636,492

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	2013	2012	2011
Current
Federal	$1,391,000	$1,336,358	$1,125,188
State	116,215	150,366	100,543
Foreign	417,814	476,833	12,308
	1,925,029	1,963,557	1,238,039
Deferred
Federal	(44,421)	(155,886)	(419,237)
State	-	-	-
Foreign	(20,418)	106,210	52,259
	(64,839)	(49,676)	(366,978)
	$1,860,190	$1,913,881	$871,061

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the years ended January 31,
	2013	2012	2011
Computed expected tax expense	$1,819,422	$1,985,659	$896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance	-	-	(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$1,860,190	$1,913,881	$871,061

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2013	2012	2011
Deferred tax assets:
Deferred revenues	$222,578	$296,881	$302,265
Deferred state sales tax	34,000	8,835	8,835
Bad debt reserve	46,588	85,000	114,881
Revaluation of short-term Intercompany loan	61,138	61,137	157,766
Net operating loss carryforwards	8,314	10,101	113,935
Total deferred tax assets – current	372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets	(721,433)	(888,129)	(1,116,849)
Depreciation	16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current	(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities	$(331,878)	$(396,717)	$(352,232)

Note 1 - Organization and Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 27, 2011	Jan. 31, 2011	Apr. 08, 2013 Payments on Behalf of Acquiree [Member] Reach Media Group Holdings, Inc. [Member]	Jun. 30, 2013 Reach Media Group Holdings, Inc. and Symon Holdings Corporation [Member]	Jun. 30, 2013 North America [Member]	Jan. 31, 2013 North America [Member]	Jun. 30, 2013 Europe, Middle East, and Asia [Member]	Jan. 31, 2013 Europe, Middle East, and Asia [Member]	Apr. 08, 2013 Reach Media Group Holdings, Inc. [Member]	Apr. 19, 2013 Symon Holdings Corporation [Member]	Jun. 30, 2013 Minimum [Member]	Jan. 31, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jan. 31, 2013 Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Ownership											100.00%
Proceeds from Issuance Initial Public Offering (in Dollars)		$ 82,566,000
Payments of Stock Issuance Costs		4,000,000
Deferred Offering Costs		2,000,000
Proceeds from Issuance of Warrants		3,000,000	3,000,000
Warrants Issued During Period, Number (in Shares)	1,066,666	4,000,000	4,000,000	4,000,000
Payments of Derivative Issuance Costs		2,000,000
Payment of Financing and Stock Issuance Costs		433,808
Number of Units Sold (in Shares)			8,000,000	8,000,000
Proceeds from Issuance or Sale of Equity			80,000,000
Number of Shares of Common Stock Contained in Each Offering Unit (in Shares)			1
Number of Warrants Contained in Each Offering Unit (in Shares)			1
US Government Securities, at Carrying Value								80,000,000
Accelerated Share Repurchases, Final Price Paid Per Share (in Dollars per share)	$ 10
Stock Repurchased During Period, Shares (in Shares)	4,551,228
Payments for Repurchase of Common Stock	45,500,000
Business Combination, Consideration Transferred																27,512,010
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										2,500,000						400,001
Business Acquisition, Share Price (in Dollars per share)																$ 9.98
Payments to Acquire Businesses, Gross										21,000,000						10,000	43,685,828
Business Combination, Consideration Transferred, Other																10,000
Business Combination, Consideration Transferred, Liabilities Incurred										23,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																739,052	5,666,273
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables																4,755,509	6,422,976
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																514,280	918,768
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable																2,270,858	1,171,922
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other																1,401,738	1,085,240
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																2,721,121
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory																	3,477,488
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue																	7,182,120
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent																	7,024,824
Allowance for Doubtful Accounts Receivable (in Dollars)				186,000	186,000	223,458	336,264		539,204
Property, Plant and Equipment, Useful Life																		3 years	3 years	7 years	7 years
Undistributed Earnings of Foreign Subsidiaries (in Dollars)				3,800,000	3,800,000	3,800,000
Sale Contract Term																		1 month		1 year
Percentage of Revenue the Company Shares with Its Partners																		25.00%		80.00%
Partnership Agreement Term																		1 year		5 years
Percentage of Sales Derived from Direct Sales					67.00%	67.00%						90.00%	90.00%
Percentage of Sales Derived From Indirect Partner Channels					33.00%	33.00%						10.00%	10.00%	85.00%	85.00%
Maintenance and Content Service Contract Term																		1 year		3 years
Cash, Uninsured Amount				$ 1,866,060	$ 1,866,060

Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 30, 2010	Apr. 08, 2013 Reach Media Group Holdings, Inc. [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. [Line Items]
Tangible Assets							$ 6,440,019
Intangible Assets							18,475,000
Goodwill	31,037,564	10,972,547	0	10,969,148	10,876,018	10,797,649	9,826,403
Liabilities							(7,229,412)
Total Purchase Price							$ 27,512,010

Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Symon Holdings Corporation (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 30, 2010	Apr. 19, 2013 Symon Holdings Corporation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Symon Holdings Corporation [Line Items]
Tangible Assets							$ 17,581,840
Intangible Assets							21,326,000
Goodwill	31,037,564	10,972,547	0	10,969,148	10,876,018	10,797,649	21,241,994
Liabilities							(16,464,006)
Total Purchase Price							$ 43,685,828

Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Amortization Periods of Acquired Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years	5 years	5 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years	8 years	8 years	8 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	7 years
Partner Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years	5 years	5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	7 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	8 years	10 years

Note 2 - Property and Equipment (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Note 2 - Property and Equipment (Details) [Line Items]
Depreciation	$ 127,431	$ 321,768
Depreciation, Depletion and Amortization			1,111,948	1,369,747	2,279,096
Property, Plant and Equipment [Member]
Note 2 - Property and Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization			$ 528,485	$ 494,810	$ 607,225

Note 2 - Property and Equipment (Details) - Property and Equipment Components (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,660,179	$ 5,169,309	$ 4,786,228	$ 4,277,492
Less accumulated depreciation and amortization	141,571	4,206,240	3,870,399	3,381,866
Property and equipment, net	1,518,608	963,069	915,829	895,626
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	873,874	2,424,874	2,378,246	2,130,430
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	127,773	646,643	597,262	594,270
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	640,516	1,828,705	1,563,979	1,340,607
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,016	$ 269,087	$ 246,741	$ 212,185

Note 3 - Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,164,845	$ 329,594	$ 583,463	$ 874,937	$ 1,671,871
Indefinite-Lived Trademarks			$ 1,900,000	$ 1,900,000	$ 1,900,000

Note 3 - Goodwill and Intangible Assets (Details) - Goodwill Summary (USD $)	6 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 30, 2010
Goodwill Summary [Abstract]
Balance		$ 10,972,547	$ 0	$ 10,969,148	$ 10,876,018	$ 10,797,649
Goodwill resulting from acquisitions occurring in April 2013	31,037,564
Balance	$ 31,037,564	$ 10,972,547	$ 0	$ 10,969,148	$ 10,876,018	$ 10,797,649

Note 3 - Goodwill and Intangible Assets (Details) - Intangible Assets (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,801,000	$ 12,085,224	$ 12,079,968	$ 12,091,776
Accumulated amortization	(1,164,845)	(11,400,781)	(10,815,966)	(9,947,590)
Net carrying amount	38,624,863	684,443	1,264,002	2,144,186
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	5 years	5 years	5 years
Gross Carrying Amount	9,607,000	6,430,000	6,430,000	6,430,000
Accumulated amortization	(380,494)	(6,430,000)	(6,408,510)	(6,302,510)
Net carrying amount	9,226,506		21,490	127,490
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years	8 years	8 years	8 years
Gross Carrying Amount	17,276,000	4,921,204	4,916,569	4,926,983
Accumulated amortization	(461,830)	(4,399,984)	(3,912,070)	(3,255,537)
Net carrying amount	16,814,170	521,220	1,004,499	1,671,446
Partner Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years
Gross Carrying Amount	8,000,000
Accumulated amortization	(225,320)
Net carrying amount	7,774,680
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	7 years
Gross Carrying Amount	3,318,000	463,068
Accumulated amortization	(29,589)	(299,845)
Net carrying amount	3,288,411	163,223
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	4 years	5 years	5 years	5 years
Gross Carrying Amount	1,600,000	270,952	270,623	271,361
Accumulated amortization	(78,904)	(270,952)	(248,388)	(194,707)
Net carrying amount	$ 1,521,096		$ 22,235	$ 76,654

Note 3 - Goodwill and Intangible Assets (Details) - Projected Amortization Expense (USD $)	Jun. 30, 2013	Jan. 31, 2013
Projected Amortization Expense [Abstract]
2013	$ 4,138,082	$ 157,263
2014	5,900,000	143,595
2015	5,900,000	140,120
2016	5,900,000	140,120
2017	5,900,000	103,343
Thereafter	12,062,918
	$ 39,801,000

Note 4 - Notes Payable (Details) (USD $)	12 Months Ended				1 Months Ended											1 Months Ended									1 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Apr. 19, 2013	Apr. 19, 2013 Event of Default [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Event of Default [Member] Junior Term Loan B [Member]	Apr. 19, 2013 Prepayment Conditions of Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2014 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2015 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to April 19, 2016 [Member] Senior Credit Facility [Member]	Apr. 19, 2013 Prepayment or Termination Occurs Prior to the Thirteenth Month Following April 19, 2013 [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Thirteenth Month Following April 19, 2013 but Prior to the Twenty-Fifth Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Twenty-Fifth Month Following April 19, 2013 but Prior to the Thirty-First Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs from the Thirty-First Month Following April 19, 2013 but Prior to the Thirty-Seventh Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Prepayment or Termination Occurs the Thirty-Seventh Month Following April 19, 2013 but Prior to the Forty-Third Month Thereafter [Member] Junior Credit Agreement [Member]	Apr. 19, 2013 Base Rate [Member] Senior Credit Facility [Member]	Jan. 31, 2011 Base Rate [Member]	Apr. 19, 2013 London Interbank Offered Rate (LIBOR) [Member] Senior Credit Facility [Member]	Apr. 19, 2013 London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2011 London Interbank Offered Rate (LIBOR) [Member]	Apr. 19, 2013 Current Rate of Interest of Senior Credit Facility [Member] Junior Term Loan B [Member]	Apr. 19, 2013 Senior Credit Facility [Member]	Apr. 19, 2013 Junior Term Loan A [Member]	Apr. 19, 2013 Junior Term Loan B [Member]	Apr. 19, 2013 Junior Credit Agreement [Member]	Jan. 31, 2013 Revolving Credit Facility [Member]
Note 4 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)																						$ 24,000,000	$ 2,500,000	$ 7,500,000		$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate																7.25%	1.25%	8.50%		4.25%	4.00%					5.25%
Debt Instrument, Interest Rate, Increase (Decrease)					2.00%	2.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																			1.50%
Debt Instrument, Periodic Payment, Principal (in Dollars)																						600,000
Percentage of Excess Cash Flow							50.00%
Percentage of Net Cash Proceeds from Asset Sales, Debt Issuances or Equity Issuances							100.00%
Percentage of Cash Received in Ordinary Course of Business, Net of Reasonable Collection Costs							100.00%
Minimum Unrestricted Cash on Hand (in Dollars)																						5,000,000
Prepayment Fee								3.00%	2.00%	1.00%	5.00%	4.00%	3.00%	2.00%	1.00%
Proceeds from a Debt or Equity Issuance to be Used for Repayment of Debt (in Dollars)																						10,000,000
Debt Instrument, Unamortized Discount (in Dollars)																							315,000
Debt Instrument, Interest Rate, Stated Percentage																							12.00%	16.00%
Percentage of Interest to be Paid in Cash																								12.00%
Percentage of Outstanding Shares of Common Stock				45.00%
Percentage of Issued and Outstanding Capital Stock				100.00%
Percentage of Looser Ratios																									15.00%
Indebtedness Principal Balance Threshold (in Dollars)																									575,000
Stock Issued During Period, Shares, Other (in Shares)																									31,500
Stock Issued During Period, Shares, Issued for Services (in Shares)																									31,500
Notes Payable			5,000,000
Interest Expense, Debt	0	108,382	464,677
Line of Credit Facility, Maximum Borrowing Capacity																						24,000,000	2,500,000	7,500,000		2,000,000
Line of Credit Facility, Amount Outstanding																										$ 0

Note 5 - Income Taxes (Details) (USD $)	12 Months Ended				6 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Note 5 - Income Taxes (Details) [Line Items]
Valuation Allowance Percentage		100.00%
Deferred Tax Assets, Operating Loss Carryforwards (in Dollars)	$ 8,314	$ 770,000	$ 10,101	$ 113,935
Typical Examination Period after Income Tax Returns Have Been Filed					3 years	6 years
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%

Note 6 - Common Stock (Details) (USD $)	0 Months Ended	11 Months Ended	12 Months Ended
	Apr. 08, 2013	Dec. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized						250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.00001
Common Stock, Shares, Outstanding						6,284,583
Dividends Payable (in Dollars)			$ 0
Stock Issued During Period, Value, New Issues (in Dollars)			10,000,000	10,000,000	10,000,000
Stock Repurchased During Period, Shares	4,551,228
Stock Repurchased During Period, Value (in Dollars)				11,588
Debt Instrument, Decrease, Forgiveness (in Dollars)		76,236
Executives [Member] | Class A Non Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			68,889
Common Class L [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			1,000,000	1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Outstanding			1,000,000	1,000,000	1,000,000
Common Stock, Shares, Issued			1,000,000	1,000,000	1,000,000
Common Stock, Dividend Rate, Percentage			10.00%
Dividends, Common Stock (in Dollars)			10,100,000	8,300,000	6,600,000
Class A Non Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01
Common Stock, Shares, Outstanding			68,889
Common Stock, Shares, Issued			68,889
Sale of Stock, Price Per Share (in Dollars per share)			$ 2.3274
Sale of Stock, Consideration Received on Transaction (in Dollars)			258,600
Stock Repurchased During Period, Shares		27,811
Stock Repurchased During Period, Value (in Dollars)		$ 64,648
Class A Voting Common Stock [Member]
Note 6 - Common Stock (Details) [Line Items]
Common Stock, Shares Authorized			200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01
Common Stock, Shares, Outstanding			0
Common Stock, Shares, Issued			0

Note 7 - Warrants (Details) (USD $)	0 Months Ended			3 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013
Note 7 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)				13,066,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				11.5
Common Share Price Threshold				$ 17.5
Exercise Price Floor				$ 10
Warrants Issued During Period, Number (in Shares)	1,066,666	4,000,000	4,000,000	4,000,000
Warrants Issued During Period, Price Per Warrant			$ 0.75
Debt Instrument, Face Amount (in Dollars)	$ 800,000
Debt Instrument, Convertible, Conversion Price	$ 0.75
Subsequently Assigned to Certain Parties [Member]
Note 7 - Warrants (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	$ 400,000
Warrants Called for Redemption [Member]
Note 7 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.01

Note 8 - Preferred Stock (Details)	Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock, Shares Authorized	1,000,000

Note 9 - Warrant Liability (Details) (USD $)	0 Months Ended			3 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013
Warrant Liability [Abstract]
Number of Units Sold			8,000,000	8,000,000
Number of Warrants Separated from One Unit				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				11.5
Number of Shares of Common Stock Separated from One Unit				1
Warrants Issued During Period, Number	1,066,666	4,000,000	4,000,000	4,000,000
Derivative Liability (in Dollars)				$ 10,453,334

Note 9 - Warrant Liability (Details) - Warrant Liability Measured at Fair Value on a Recurring Basis (USD $)	Jun. 30, 2013
Warrant Liability:
June 30, 2013	$ 10,453,334
Fair Value, Inputs, Level 2 [Member]
Warrant Liability:
June 30, 2013	$ 10,453,334

Note 10 - Commitments and Contingencies (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
Operating Leases, Rent Expense	$ 346,768	$ 449,975	$ 885,238	$ 788,609	$ 815,134
Contingent Payment to Shareholders				$ 99,723	$ 247,640

Note 10 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Operating Leases (USD $)	Jan. 31, 2013
Future Minimum Lease Payments Under Operating Leases [Abstract]
2013	$ 1,979,000
2014	2,025,000
2015	1,701,000
2016	1,562,000
2017	1,450,000
Thereafter	6,750,000
$ 15,467,000

Note 10 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Non-Cancelable Capital Leases (USD $)	Jun. 30, 2013
Future Minimum Lease Payments Under Non-Cancelable Capital Leases [Abstract]
2013	$ 44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Total minimum lease payments	276,271
Less amount representing interest	53,373
Present value of capital lease obligations	222,898
Less current portion	72,022
Non-current portion	$ 150,876

Note 10 - Commitments and Contingencies (Details) - Future Minimum Payments Under Revenue Sharing Agreements (USD $)	Jun. 30, 2013
Future Minimum Payments Under Revenue Sharing Agreements [Abstract]
2013	$ 9,103,000
2014	11,189,000
2015	12,757,000
Total minimum revenue share commitments	$ 33,049,000

Note 11 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accrued Liabilities [Abstract]
Professional fees	$ 1,600,000	$ 0
Accrued sales commissions	303,493	332,844
Accrued bonus	225,000	580,352
Taxes Payable	18,000	400,993
Other	1,888,778	611,712
	$ 4,035,271	$ 1,925,901	$ 2,230,317	$ 1,514,428

Note 12 - Geographic Information (Details) - Revenues by Geographic Area (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 15,050,027	$ 18,880,981	$ 42,528,391	$ 40,826,490	$ 39,710,521
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,681,562	13,410,876	29,750,058	29,610,611	30,430,458
Europe, Middle East, and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,368,465	$ 5,470,105	$ 12,778,333	$ 11,215,879	$ 9,280,063

Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Combination, Acquisition Related Costs	$ 4,135,316

Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Details) - Pro-Forma Operating Income (Loss) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013 Pro Forma [Member]	Jun. 30, 2012 Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 15,050,027	$ 18,880,981	$ 42,528,391	$ 40,826,490	$ 39,710,521	$ 32,920,646	$ 32,465,262
Cost of Revenues			18,441,521	17,195,168	15,978,531	17,228,975	15,303,041
Gross Profit			24,086,870	23,631,322	23,731,990	15,691,671	17,162,221
Operating Expenses			18,669,163	17,578,887	20,710,264	25,041,396	19,080,510
Operating Income (Loss)			$ 5,417,707	$ 6,052,435	$ 3,021,726	$ (9,349,725)	$ (1,918,289)

Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended		0 Months Ended	14 Months Ended
	Apr. 08, 2011	Jul. 12, 2013 Subsequent Event [Member] The 2013 Equity Incentive Plan [Member]	Aug. 02, 2013 Subsequent Event [Member]	Mar. 01, 2013 Scenario, Forecast [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,500,000
Stock Issued During Period, Shares, New Issues			5,000,000
Shares Issued, Price Per Share (in Dollars per share)			$ 8
Underwriters' Discount, Price Per Share (in Dollars per share)			$ 0.56
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 82,566,000		$ 36,300,000
Number of Days Granted to Underwriters to Purchase Additional Shares to Cover Over-Allotments			45 days
Number of Shares Could Be Purchased by Underwriters to Cover Over-Allotments			750,000
Repayments of Senior Debt (in Dollars)			10,000,000
Estimated Purchase Price				$ 45,000,000

Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 186,000	$ 223,458	$ 336,264	$ 539,204
Undistributed Earnings of Foreign Subsidiaries (in Dollars)	3,800,000	3,800,000
Percentage of Sales Derived from Direct Sales	67.00%	67.00%
Percentage of Sales Derived From Indirect Partner Channels	33.00%	33.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax (in Dollars)		7,861	(1,584)	57,259
Segment Reporting, Policy [Policy Text Block]

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Business Segment

The Company has one operating and reporting segment consisting of the development and sale of software solutions, digital appliances and flat screen display installations for using in monitoring and communicating information to customers and employees.  The Company’s chief operating decision maker is considered to be the Chief Executive Officer.  The chief operating decision maker allocates resources and assesses performance of the business and other activities at the single reporting segment level.

The Company primarily sells to customers in the U.S., U.K. Continental Europe, and Middle East, and Asia and has operations in the U.S., U.K., and United Arab Emirates (U.A.E.).

Goodwill, Gross (in Dollars)		$ 11,000,000
Symon Communications [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
North America [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Percentage of Sales Derived from Direct Sales	90.00%	90.00%
Percentage of Sales Derived From Indirect Partner Channels	10.00%	10.00%
Europe, Middle East, and Asia [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Percentage of Sales Derived From Indirect Partner Channels	85.00%	85.00%
Accounts Receivable [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Concentration Risk, Percentage		10.00%
Minimum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years

Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Details) - Amortization Periods of Acquired Intangible Assets - Symon	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Computer Software, Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years	5 years	5 years	5 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years	8 years	8 years	8 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		7 years	7 years	7 years
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	4 years	5 years	5 years	5 years
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 years	7 years
Minimum [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		5 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period	8 years	10 years
Maximum [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period		10 years

Note 2 - Property and Equipment - Symon (Details) - Property and Equipment Components - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 1,660,179	$ 5,169,309	$ 4,786,228	$ 4,277,492
Less accumulated depreciation and amortization	(141,571)	(4,206,240)	(3,870,399)	(3,381,866)
Property and equipment, net	1,518,608	963,069	915,829	895,626
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	873,874	2,424,874	2,378,246	2,130,430
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	127,773	646,643	597,262	594,270
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	640,516	1,828,705	1,563,979	1,340,607
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 18,016	$ 269,087	$ 246,741	$ 212,185

Note 3 - Goodwill and Intangible Assets - Symon (Details) - Goodwill Summary - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Jan. 30, 2010
Goodwill Summary - Symon [Abstract]
Balance	$ 10,969,148	$ 10,876,018		$ 31,037,564	$ 0	$ 10,797,649
Contingent Payments		99,723	247,640
Effects of Foreign Exchange	3,399	(6,593)	(169,271)
Balance	$ 10,972,547	$ 10,969,148	$ 10,876,018	$ 31,037,564	$ 0	$ 10,797,649

Note 3 - Goodwill and Intangible Assets - Symon (Details) - Intangible Assets - Symon (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,801,000	$ 12,085,224	$ 12,079,968	$ 12,091,776
Accumulated Amortization	(1,164,845)	(11,400,781)	(10,815,966)	(9,947,590)
Net Carrying Amount	38,624,863	684,443	1,264,002	2,144,186
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	5 years	5 years	5 years	5 years
Gross Carrying Amount	9,607,000	6,430,000	6,430,000	6,430,000
Accumulated Amortization	(380,494)	(6,430,000)	(6,408,510)	(6,302,510)
Net Carrying Amount	9,226,506		21,490	127,490
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	7 years	8 years	8 years	8 years
Gross Carrying Amount	17,276,000	4,921,204	4,916,569	4,926,983
Accumulated Amortization	(461,830)	(4,399,984)	(3,912,070)	(3,255,537)
Net Carrying Amount	16,814,170	521,220	1,004,499	1,671,446
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years		7 years	7 years	7 years
Gross Carrying Amount		463,068	462,776	463,432
Accumulated Amortization		(299,845)	(246,998)	(194,836)
Net Carrying Amount		163,223	215,778	268,596
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Years	4 years	5 years	5 years	5 years
Gross Carrying Amount	1,600,000	270,952	270,623	271,361
Accumulated Amortization	(78,904)	(270,952)	(248,388)	(194,707)
Net Carrying Amount	$ 1,521,096		$ 22,235	$ 76,654

Note 3 - Goodwill and Intangible Assets - Symon (Details) - Projected Amortization Expense - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013
Projected Amortization Expense - Symon [Abstract]
2014	$ 4,138,082	$ 157,263
2015	5,900,000	143,595
2016	5,900,000	140,120
2017	5,900,000	140,120
2018	$ 5,900,000	$ 103,343

Note 5 - Income Taxes - Symon (Details) - Components of Income Before Income Taxes - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Components of Income Before Income Taxes - Symon [Abstract]
Domestic	$ 3,723,156	$ 3,611,193	$ 1,963,040
Foreign	1,628,084	2,228,980	673,452
	$ 5,351,240	$ 5,840,173	$ 2,636,492

Note 5 - Income Taxes - Symon (Details) - Provision (Benefit) for U.S. Federal, State and Foreign Taxes on Income - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current
Federal	$ 1,391,000	$ 1,336,358	$ 1,125,188
State	116,215	150,366	100,543
Foreign	417,814	476,833	12,308
	1,925,029	1,963,557	1,238,039
Deferred
Federal	(44,421)	(155,886)	(419,237)
State	0	0	0
Foreign	(20,418)	106,210	52,259
	64,908	46,683	(366,978)
	$ 1,860,190	$ 1,913,881	$ 871,061

Note 5 - Income Taxes - Symon (Details) - Income Tax Rate Reconciliation - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Rate Reconciliation - Symon [Abstract]
Computed expected tax expense	$ 1,819,422	$ 1,985,659	$ 896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance			(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$ 1,860,190	$ 1,913,881	$ 871,061

Note 5 - Income Taxes - Symon (Details) - Deferred Tax Assets (Liabilities) - Symon (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Deferred tax assets:
Deferred revenues		$ 222,578	$ 296,881	$ 302,265
Deferred state sales tax		34,000	8,835	8,835
Bad debt reserve		46,588	85,000	114,881
Revaluation of short-term Intercompany loan		61,138	61,137	157,766
Net operating loss carryforwards	770,000	8,314	10,101	113,935
Total deferred tax assets – current		372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets		(721,433)	(888,129)	(1,116,849)
Depreciation		16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current		(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities		$ (331,878)	$ (396,717)	$ (352,232)

Note 7 - Commitments and Contingencies - Symon (Details) - Future Minimum Rental Payments - Symon (USD $)	Jan. 31, 2013
Future Minimum Rental Payments - Symon [Abstract]
2014	$ 1,979,000
2015	2,025,000
2016	1,701,000
2017	1,562,000
Total	$ 15,467,000

Note 8 - Related Party Transactions - Symon (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Related Party Transactions [Abstract]
Asset Management Fees	$ 125,000

Note 9 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accrued Liabilities [Abstract]0
Accrued sales commissions	$ 332,844	$ 258,473	$ 145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$ 1,925,901	$ 2,230,317	$ 1,514,428

Note 10 - Geographic Information (Details) - Revenues by Geographic Area (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Region
Revenue	$ 15,050,027	$ 18,880,981	$ 42,528,391	$ 40,826,490	$ 39,710,521
North America [Member]
Region
Revenue	11,681,562	13,410,876	29,750,058	29,610,611	30,430,458
Europe, Middle East, and Asia [Member]
Region
Revenue	$ 3,368,465	$ 5,470,105	$ 12,778,333	$ 11,215,879	$ 9,280,063

Note 10 - Geographic Information (Details) - Geographic Area Information Related to Long-Lived Assets (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Region
Long-lived Assets	$ 1,759,566	$ 2,388,329	$ 3,326,785
North America [Member]
Region
Long-lived Assets	1,111,651	1,622,079	2,461,257
Europe, Middle East, and Asia [Member]
Region
Long-lived Assets	$ 647,915	$ 766,250	$ 865,528